UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22001

db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street, New York, NY 10005

(Address of principal executive offices)	(Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-5883

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

        Attached hereto.

SCHEDULE OF INVESTMENTS

db-X 2010 Target Date Fund

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 11.7%

Basic Materials - 0.6%
Air Liquide S.A. (France)	41	$5,344
Allied Nevada Gold Corp.*	50	2,077
Anglo American PLC (United Kingdom)	208	8,695
BASF SE (Germany)	30	2,145
Bayer AG (Germany)	4	259
BHP Billiton Ltd. (Australia)	289	12,299
BHP Billiton PLC (United Kingdom)	71	2,435
Coeur d’Alene Mines Corp.*	75	2,134
Dow Chemical (The) Co.	174	4,950
E.I. du Pont de Nemours & Co.	205	9,896
Freeport-McMoRan Copper & Gold, Inc.	150	7,070
Hecla Mining Co.*	200	1,534
Horsehead Holding Corp.*	100	1,025
Molycorp, Inc.*	100	5,652
Newmont Mining Corp.	70	4,383
Rio Tinto PLC (United Kingdom)	57	3,529
Vulcan Materials Co.	50	1,752
WR Grace & Co.*	100	3,942

		79,121

Communications - 1.5%
Acme Packet, Inc.*	75	3,532
Amazon.com, Inc.*	100	21,529
Anixter International, Inc.*	8	472
Aruba Networks, Inc.*	100	2,133
AT&T, Inc.	745	21,218
Cisco Systems, Inc.	748	11,728
Comcast Corp., Class A	360	7,744
Corning, Inc.	233	3,502
Deutsche Telekom AG (Germany)	434	5,503
DISH Network Corp., Class A*	200	4,972
eBay, Inc.*	100	3,087
France Telecom S.A. (France)	295	5,649
Google, Inc., Class A*	29	15,689
Motorola Solutions, Inc.*	200	8,418
News Corp., Class A	247	4,266
Nokia OYJ (Finland)	549	3,557
NTT DoCoMo, Inc. (Japan)	2	3,625
QUALCOMM, Inc.	200	10,292
Rackspace Hosting, Inc.*	124	4,533
Sprint Nextel Corp.*	1,800	6,768
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	427	4,831
Thomson Reuters Corp. (Canada)	150	4,641
TIBCO Software, Inc.*	119	2,663
Time Warner, Inc.	184	5,825
United Online, Inc.	300	1,626
Verizon Communications, Inc.	343	12,406
Vivendi (France)	193	4,714
Vodafone Group PLC (United Kingdom)	4,388	11,503
Walt Disney (The) Co.	277	9,434
Yahoo!, Inc.*	207	2,816

		208,676

Consumer, Cyclical - 1.1%
Ascena Retail Group, Inc.*	50	1,421
Bebe Stores, Inc.	200	1,372
Brunswick Corp.	100	1,589
Cinemark Holdings, Inc.	200	4,190
CROCS, Inc.*	100	2,736
CVS Caremark Corp.	190	6,823
Daimler AG (Germany)	126	6,834
Dana Holding Corp.*	150	1,913
Ford Motor Co.*	447	4,971
Hennes & Mauritz AB, Class B (Sweden)	153	4,781
Honda Motor Co. Ltd. (Japan)	46	1,488
Johnson Controls, Inc.	175	5,579
Kohl’s Corp.	200	9,268
Las Vegas Sands Corp.*	100	4,657
McDonald’s Corp.	165	14,926
Modine Manufacturing Co.*	100	1,152
Nike, Inc., Class B	75	6,499
Nintendo Co. Ltd. (Japan)	15	2,628
Nu Skin Enterprises, Inc., Class A	75	3,172
Penske Automotive Group, Inc.	100	1,824
Saks, Inc.*	100	968
Sally Beauty Holdings, Inc.*	100	1,690
Steelcase, Inc., Class A	100	828
Target Corp.	100	5,167
Titan Machinery, Inc.*	100	2,651
Toyota Motor Corp. (Japan)	499	17,840
Wal-Mart Stores, Inc.	451	23,998
Warnaco Group (The), Inc.*	126	6,722
World Fuel Services Corp.	164	6,091

		153,778

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2010 Target Date Fund (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical - 2.4%
Abbott Laboratories	224	$11,762
AMERIGROUP Corp.*	42	2,078
Amgen, Inc.*	150	8,311
Amsurg Corp.*	100	2,263
Anheuser-Busch InBev NV (Belgium)	100	5,536
AstraZeneca PLC (United Kingdom)	202	9,604
Bristol-Myers Squibb Co.	200	5,950
British American Tobacco PLC (United Kingdom)	268	11,972
Bruker Corp.*	78	1,110
Cardinal Health, Inc.	200	8,499
Catalyst Health Solutions, Inc.*	132	7,091
Coca-Cola (The) Co.	271	19,092
CONMED Corp.*	100	2,345
Diageo PLC (United Kingdom)	357	7,208
Geo Group (The), Inc.*	100	2,147
Geron Corp.*	400	1,068
GlaxoSmithKline PLC (United Kingdom)	301	6,423
HEALTHSOUTH Corp.*	50	1,070
Healthspring, Inc.*	100	3,904
Healthways, Inc.*	100	1,256
Humana, Inc.	100	7,764
Incyte Corp. Ltd.*	100	1,607
Invacare Corp.	100	2,512
JM Smucker (The) Co.	100	7,209
Johnson & Johnson	336	22,108
Kindred Healthcare, Inc.*	100	1,294
Kraft Foods, Inc., Class A	228	7,985
Lexicon Pharmaceuticals, Inc.*	1,000	1,360
Live Nation Entertainment, Inc.*	125	1,156
Magellan Health Services, Inc.*	11	549
MannKind Corp.*	500	1,510
Merck & Co., Inc.	425	14,076
Micromet, Inc.*	300	1,443
Molina Healthcare, Inc.*	100	1,923
Navigant Consulting, Inc.*	200	1,898
Nestle S.A. (Switzerland)	325	20,113
Novartis AG (Switzerland)	202	11,770
Pfizer, Inc.	1,083	20,555
Procter & Gamble (The) Co.	342	21,779
Quidel Corp.*	100	1,528
Roche Holding AG (Switzerland)	50	8,748
Rollins, Inc.	181	3,785
Ruddick Corp.	37	1,513
Salix Pharmaceuticals Ltd.*	75	2,284
Sanofi (France)	36	2,626
Seaboard Corp.	1	2,309
Seattle Genetics, Inc.*	100	1,739
Select Medical Holdings Corp.*	100	725
Sirona Dental Systems, Inc.*	64	2,986
Sotheby’s	75	2,791
Tesco PLC (United Kingdom)	1,167	7,194
Teva Pharmaceutical Industries Ltd. (Israel)	140	5,745
Unilever NV (Netherlands)	238	8,074
Unilever PLC (United Kingdom)	187	6,285
United Rentals, Inc.*	100	1,668
UnitedHealth Group, Inc.	171	8,126
ViroPharma, Inc.*	100	1,981
Visa, Inc., Class A	139	12,215

		349,622

Energy - 1.3%
Berry Petroleum Co., Class A	60	2,942
BG Group PLC (United Kingdom)	107	2,321
Bill Barrett Corp.*	133	6,377
BP PLC (United Kingdom)	1,527	10,006
Brigham Exploration Co.*	50	1,455
Cameron International Corp.*	100	5,196
Chevron Corp.	225	22,254
ConocoPhillips	188	12,797
Crosstex Energy, Inc.	100	1,169
Dril-Quip, Inc.*	13	841
El Paso Corp.	500	9,570
Endeavour International Corp.*	100	986
ENI S.p.A (Italy)	412	8,305
EQT Corp.	100	5,982
Exxon Mobil Corp.	594	43,979
Halliburton Co.	100	4,437
McMoRan Exploration Co.*	100	1,287
Peabody Energy Corp.	111	5,417
Royal Dutch Shell PLC, Class A (United Kingdom)	301	10,121
Royal Dutch Shell PLC, Class B (United Kingdom)	157	5,316
RPC, Inc.	112	2,901
Schlumberger Ltd. (Netherlands Antilles)	157	12,265
Southwestern Energy Co.*	143	5,427
Total S.A. (France)	192	9,398
Vantage Drilling Co.*	1,000	1,530

		192,279

Financial - 2.4%

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2010 Target Date Fund (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
1st Source Corp.	100	$2,275
Allianz SE (Germany)	70	7,229
Allstate (The) Corp.	300	7,869
Alterra Capital Holdings Ltd. (Bermuda)	100	2,040
American Campus Communities, Inc. REIT	11	429
American Capital Agency Corp. REIT	100	2,851
American Capital Ltd.*	275	2,395
American Express Co.	150	7,457
American International Group, Inc.*	200	5,066
Apollo Investment Corp.	225	2,045
Australia & New Zealand Banking Group Ltd. (Australia)	278	6,041
AvalonBay Communities, Inc. REIT	100	13,637
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	475	4,335
Banco Santander S.A. (Spain)	428	3,956
Bank of America Corp.	1,437	11,740
Barclays PLC (United Kingdom)	1,133	3,150
Berkshire Hathaway, Inc., Class B*	318	23,214
BioMed Realty Trust, Inc. REIT	50	915
BNP Paribas (France)	124	6,404
Boston Private Financial Holdings, Inc.	300	1,869
Boston Properties, Inc. REIT	120	12,514
CBL & Associates Properties, Inc. REIT	150	2,207
Charles Schwab (The) Corp.	168	2,071
Chemical Financial Corp.	100	1,729
Citigroup, Inc.	342	10,619
Commonwealth Bank of Australia (Australia)	193	9,967
Credit Suisse Group AG (Switzerland)	107	3,060
DCT Industrial Trust, Inc. REIT	200	902
Deutsche Bank AG (Germany)(a)	84	3,416
Equity One, Inc. REIT	109	1,963
Franklin Resources, Inc.	31	3,718
Goldman Sachs Group (The), Inc.	58	6,741
Hatteras Financial Corp. REIT	100	2,761
HCP, Inc. REIT	200	7,455
HFF, Inc., Class A*	100	1,182
Highwoods Properties, Inc. REIT	81	2,654
HSBC Holdings PLC (United Kingdom)	1,538	13,437
Invesco Mortgage Capital, Inc. REIT	100	1,764
JPMorgan Chase & Co.	471	17,691
Kilroy Realty Corp. REIT	75	2,680
LaSalle Hotel Properties REIT	75	1,410
Meadowbrook Insurance Group, Inc.	200	1,876
MFA Financial, Inc. REIT	338	2,532
Mizuho Financial Group, Inc. (Japan)	1,667	2,529
National Australia Bank Ltd. (Australia)	262	6,656
National Retail Properties, Inc. REIT	98	2,671
NewStar Financial, Inc.*	200	2,054
Nordea Bank AB (Sweden)	450	4,163
OMEGA Healthcare Investors, Inc. REIT	97	1,761
Pennantpark Investment Corp.	200	2,048
Pinnacle Financial Partners, Inc.*	100	1,268
Primerica, Inc.	100	2,083
S&T Bancorp, Inc.	100	1,855
Simon Property Group, Inc. REIT	63	7,403
Societe Generale (France)	71	2,388
Standard Chartered PLC (United Kingdom)	288	6,565
Sumitomo Mitsui Financial Group, Inc. (Japan)	121	3,568
T. Rowe Price Group, Inc.	125	6,685
Tanger Factory Outlet Centers, Inc. REIT	100	2,813
UBS AG (Switzerland)*	505	7,308
Washington Real Estate Investment Trust REIT	49	1,516
Wells Fargo & Co.	707	18,452
WesBanco, Inc.	100	1,938
Westamerica Bancorporation	100	4,241
Westpac Banking Corp. (Australia)	391	8,626
Weyerhaeuser Co. REIT	358	6,455
Zurich Financial Services AG (Switzerland)	23	5,185

		339,497

Industrial - 0.9%
ABB Ltd. (Switzerland)	328	7,027
Brink’s (The) Co.	100	2,570
Caterpillar, Inc.	99	9,009
CLARCOR, Inc.	31	1,443
Cymer, Inc.*	100	4,046
Drew Industries, Inc.*	100	1,991
Eaton Corp.	54	2,319
Emerson Electric Co.	130	6,052
FedEx Corp.	75	5,904
General Dynamics Corp.	37	2,371
General Electric Co.	1,362	22,214
GrafTech International Ltd.*	114	1,790
Greenbrier Cos., Inc.*	100	1,738
Ingersoll-Rand PLC (Ireland)	200	6,702
Jacobs Engineering Group, Inc.*	100	3,724
John Bean Technologies Corp.	100	1,580
Koninklijke Philips Electronics NV (Netherlands)	159	3,372
Measurement Specialties, Inc.*	100	3,123
Multi-Fineline Electronix, Inc.*	100	1,903
Nordson Corp.	50	2,195
Republic Services, Inc.	237	7,195

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2010 Target Date Fund (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
Schneider Electric S.A. (France)	33	$4,424
Siemens AG (Germany)	54	5,589
Silgan Holdings, Inc.	87	3,300
Stanley Black & Decker, Inc.	100	6,198
Thermo Fisher Scientific, Inc.*	75	4,120
United Parcel Service, Inc., Class B	116	7,817
Vinci S.A. (France)	62	3,247

		132,963

Technology - 1.3%
Accenture PLC, Class A (Ireland)	100	5,359
Activision Blizzard, Inc.	600	7,104
Apple, Inc.*	110	42,331
Ariba, Inc.*	100	2,713
Concur Technologies, Inc.*	32	1,338
Deltek, Inc.*	200	1,320
EPIQ Systems, Inc.	100	1,252
Fortinet, Inc.*	100	1,913
Hewlett-Packard Co.	300	7,809
Intel Corp.	625	12,581
International Business Machines Corp.	99	17,019
Jack Henry & Associates, Inc.	103	3,012
Magma Design Automation, Inc.*	200	1,018
MedAssets, Inc.*	100	1,143
Microsemi Corp.*	100	1,553
Microsoft Corp.	1,017	27,053
Monolithic Power Systems, Inc.*	100	1,263
Monotype Imaging Holdings, Inc.*	100	1,171
Omnicell, Inc.*	100	1,564
Oracle Corp.	700	19,650
Parametric Technology Corp.*	109	1,962
QLIK Technologies, Inc.*	100	2,538
Quest Software, Inc.*	128	2,205
Riverbed Technology, Inc.*	142	3,519
Silicon Graphics International Corp.*	100	1,593
Silicon Image, Inc.*	300	1,599
TriQuint Semiconductor, Inc.*	100	758
VeriFone Systems, Inc.*	75	2,642
Xerox Corp.	800	6,640

		181,622

Utilities - 0.2%
CenterPoint Energy, Inc.	200	4,002
E.ON AG (Germany)	297	6,523
GDF Suez (France)	181	5,721
Piedmont Natural Gas Co., Inc.	185	5,717
Southern Co.	58	2,399

		24,362

TOTAL COMMON STOCKS (Cost $1,808,782)		1,661,920

	Principal Amount	Value
CORPORATE BONDS - 13.9%

Basic Materials - 0.1%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	$20,000	21,312

Communications - 1.7%
AT&T, Inc.
5.875%, 2/01/12	86,000	87,775
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	37,000	40,716
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	60,000	66,669
Google, Inc.
1.25%, 5/19/14	10,000	10,190
Qwest Corp.
8.875%, 3/15/12	35,000	36,269

		241,619

Consumer, Cyclical - 0.3%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	35,000	37,339

Consumer, Non-cyclical - 0.8%
Kroger (The) Co.
5.50%, 2/01/13	45,000	47,707
Wyeth
5.50%, 2/01/14	56,000	62,051

		109,758

Energy - 1.0%
Apache Corp.
5.25%, 4/15/13	32,000	34,382
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	35,000	36,942
Spectra Energy Capital LLC
6.25%, 2/15/13	70,000	74,515

		145,839

Financial - 7.3%
Bank of America Corp., MTN

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2010 Target Date Fund (Continued)

August 31, 2011 (Unaudited)

	Principal Amount	Value
Financial (Continued)
3.125%, 6/15/12	$130,000	$132,891
Bank of America Corp.
4.875%, 1/15/13	110,000	111,588
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	86,000	93,084
Boeing Capital Corp.
5.80%, 1/15/13	55,000	58,909
Boston Properties LP
6.25%, 1/15/13	2,000	2,127
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	20,000	22,445
Citigroup, Inc.
6.375%, 8/12/14	30,000	32,742
General Electric Capital Corp., Series G, MTN
5.25%, 10/19/12	45,000	47,133
HSBC Finance Corp.
6.375%, 11/27/12	63,000	66,122
John Deere Capital Corp.
7.00%, 3/15/12	60,000	62,010
JPMorgan Chase & Co.
5.75%, 1/02/13	111,000	117,119
KFW (Germany)
3.25%, 10/14/11	127,000	127,395
Morgan Stanley
5.30%, 3/01/13	74,000	76,596
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	33,000	35,555
Wachovia Corp.
5.25%, 8/01/14	49,000	52,449

		1,038,165

Government - 2.1%
European Investment Bank, MTN (Supranational)
4.625%, 5/15/14	192,000	212,521
Inter-American Development Bank (Supranational)
4.375%, 9/20/12	82,000	85,474

		297,995

Technology - 0.3%
Hewlett-Packard Co.
6.125%, 3/01/14	37,000	40,835

Utilities - 0.3%
Exelon Generation Co. LLC
5.35%, 1/15/14	45,000	48,573

TOTAL CORPORATE BONDS (Cost $1,945,200)		1,981,435

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 72.4%
Federal Home Loan Banks - 1.3%
1.125%, 5/18/12	190,000	191,225

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2010 Target Date Fund (Continued)

August 31, 2011 (Unaudited)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. - 5.7%
2.125%, 3/23/12	$176,000	$177,883
4.50%, 1/15/13	593,000	627,372

		805,255

United States Treasury Bonds/Notes - 65.4%
1.00%, 9/30/11	645,000	645,580
1.00%, 10/31/11	775,000	776,332
1.75%, 11/15/11	768,800	771,593
1.00%, 12/31/11	670,000	672,198
1.375%, 2/15/12	568,000	571,484
1.375%, 5/15/12	840,000	847,678
1.75%, 8/15/12	667,400	677,776
4.00%, 11/15/12	104,900	109,768
1.375%, 2/15/13	226,200	230,167
1.375%, 3/15/13	180,000	183,319
1.375%, 5/15/13	475,000	484,669
1.125%, 6/15/13	370,000	376,185
3.375%, 7/31/13	614,900	652,323
3.125%, 8/31/13	605,000	640,260
0.75%, 9/15/13	615,000	621,823
4.75%, 5/15/14	955,200	1,070,646

		9,331,801

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $10,191,459)		10,328,281

SOVEREIGN BONDS - 1.7%
Federal National Mortgage Association
1.50%, 6/26/13	190,000	194,111
United Mexican States, Series A, MTN (Mexico)
6.375%, 1/16/13	39,000	41,828

TOTAL SOVEREIGN BONDS (Cost $233,585)		235,939

TOTAL INVESTMENTS - 99.7% (Cost $14,179,026)(b)		14,207,575
Other assets less liabilities - 0.3%		43,982

NET ASSETS - 100.0%		$14,251,557

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 8/31/2011	Interest Income
Deutsche Bank AG (Common Stock)	$-	$4,750	$-	$1,798	$-	$3,416	$-

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized appreciation was $28,549 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $313,161 and aggregate gross unrealized depreciation of $284,612.

SCHEDULE OF INVESTMENTS

db-X 2020 TARGET DATE FUND

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 53.0%

Basic Materials - 3.0%
Air Liquide S.A. (France)	252	$32,843
Allied Nevada Gold Corp.*	600	24,918
Anglo American PLC (United Kingdom)	1,353	56,563
BASF SE (Germany)	799	57,140
Bayer AG (Germany)	717	46,342
BHP Billiton Ltd. (Australia)	2,978	126,742
BHP Billiton PLC (United Kingdom)	2,090	71,668
Coeur d’Alene Mines Corp.*	620	17,639
Dow Chemical (The) Co.	1,815	51,637
E.I. du Pont de Nemours & Co.	1,337	64,537
Freeport-McMoRan Copper & Gold, Inc.	1,280	60,339
Hecla Mining Co.*	2,100	16,107
Horsehead Holding Corp.*	1,600	16,400
Linde AG (Germany)	149	22,869
Molycorp, Inc.*	700	39,564
Newcrest Mining Ltd. (Australia)	670	28,881
Newmont Mining Corp.	574	35,944
Quaker Chemical Corp.	500	16,670
Rio Tinto Ltd. (Australia)	459	35,648
Rio Tinto PLC (United Kingdom)	1,363	84,378
Rockwood Holdings, Inc.*	571	29,121
Syngenta AG (Switzerland)	76	24,173
Vulcan Materials Co.	1,121	39,269
Westlake Chemical Corp.	600	27,570
WR Grace & Co.*	600	23,652
Xstrata PLC (United Kingdom)	2,073	36,420

		1,087,034

Communications - 6.3%
Abovenet, Inc.*	200	12,296
Acme Packet, Inc.*	640	30,138
Amazon.com, Inc.*	600	129,174
Anixter International, Inc.*	213	12,569
Aruba Networks, Inc.*	800	17,064
AT&T, Inc.	8,914	253,871
Cisco Systems, Inc.	8,173	128,152
Comcast Corp., Class A	3,936	84,664
Corning, Inc.	2,290	34,419
Deutsche Telekom AG (Germany)	2,594	32,889
DISH Network Corp., Class A*	2,800	69,608
eBay, Inc.*	1,700	52,479
France Telecom S.A. (France)	2,063	39,505
Global Crossing Ltd. (Bermuda)*	500	14,225
Google, Inc., Class A*	394	213,138
InterDigital, Inc.	300	21,120
IPG Photonics Corp.*	400	23,192
Motorola Solutions, Inc.*	2,500	105,225
News Corp., Class A	2,724	47,043
Nokia OYJ (Finland)	4,591	29,746
NTT DoCoMo, Inc. (Japan)	17	30,812
QUALCOMM, Inc.	2,400	123,504
Rackspace Hosting, Inc.*	1,011	36,962
Softbank Corp. (Japan)	700	23,132
Sprint Nextel Corp.*	20,500	77,080
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,899	32,799
Thomson Reuters Corp. (Canada)	1,360	42,078
TIBCO Software, Inc.*	1,354	30,303
Time Warner, Inc.	1,783	56,450
United Online, Inc.	3,300	17,886
Verizon Communications, Inc.	4,073	147,320
Viasat, Inc.*	400	14,200
Vivendi (France)	1,241	30,313
Vodafone Group PLC (United Kingdom)	51,118	134,005
Walt Disney (The) Co.	2,774	94,483
Yahoo!, Inc.*	1,986	27,020

		2,268,864

Consumer, Cyclical - 4.8%
Alaska Air Group, Inc.*	200	11,546
Ascena Retail Group, Inc.*	537	15,262
Bayerische Motoren Werke AG (Germany)	269	21,825
Bebe Stores, Inc.	2,700	18,522
Brunswick Corp.	700	11,123
Cabela’s, Inc.*	600	14,070
Cash America International, Inc.	320	17,882
Cinemark Holdings, Inc.	1,240	25,978

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2020 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Cyclical (Continued)
Columbia Sportswear Co.	326	$17,177
Compagnie Financiere Richemont S.A. (Switzerland)	508	29,468
CROCS, Inc.*	700	19,152
CVS Caremark Corp.	2,182	78,356
Daimler AG (Germany)	871	47,241
Dana Holding Corp.*	999	12,737
Deckers Outdoor Corp.*	280	24,909
Dillard’s, Inc., Class A	380	17,586
DSW, Inc., Class A*	300	13,923
Ezcorp, Inc., Class A*	300	10,065
Ford Motor Co.*	5,707	63,462
Hennes & Mauritz AB, Class B (Sweden)	963	30,089
Honda Motor Co. Ltd. (Japan)	1,298	41,994
Johnson Controls, Inc.	1,040	33,155
Kohl’s Corp.	1,800	83,412
Las Vegas Sands Corp.*	900	41,913
McDonald’s Corp.	1,483	134,152
Men’s Wearhouse (The), Inc.	419	12,113
Mitsubishi Corp. (Japan)	1,170	27,953
Mitsui & Co. Ltd. (Japan)	1,399	23,820
Nike, Inc., Class B	600	51,989
Nintendo Co. Ltd. (Japan)	103	18,049
Nu Skin Enterprises, Inc., Class A	340	14,379
Penske Automotive Group, Inc.	540	9,850
Polaris Industries, Inc.	300	32,961
Red Robin Gourmet Burgers, Inc.*	500	15,600
Saks, Inc.*	919	8,896
Sally Beauty Holdings, Inc.*	1,500	25,350
Sony Corp. (Japan)	808	17,593
Steelcase, Inc., Class A	1,100	9,108
Target Corp.	1,000	51,670
Timberland (The) Co., Class A*	400	17,176
Titan Machinery, Inc.*	800	21,208
Toyota Motor Corp. (Japan)	2,400	85,805
Ulta Salon Cosmetics & Fragrance, Inc.*	500	29,540
Under Armour, Inc., Class A*	451	31,958
Volvo AB, Class B (Sweden)	1,450	18,079
Wal-Mart Stores, Inc.	5,074	269,988
Warnaco Group (The), Inc.*	357	19,046
Watsco, Inc.	283	16,881
Wesfarmers Ltd. (Australia)	994	32,734
Wolverine World Wide, Inc.	400	14,564
World Fuel Services Corp.	473	17,567

		1,728,876

Consumer, Non-cyclical - 10.5%
Abbott Laboratories	2,259	118,620
Acacia Research - Acacia Technologies*	300	13,110
AMERIGROUP Corp.*	423	20,926
Amgen, Inc.*	1,399	77,512
Anheuser-Busch InBev NV (Belgium)	789	43,679
AstraZeneca PLC (United Kingdom)	1,411	67,086
Bristol-Myers Squibb Co.	2,400	71,400
British American Tobacco PLC (United Kingdom)	1,871	83,579
Bruker Corp.*	1,333	18,969
Cardinal Health, Inc.	2,300	97,749
Catalyst Health Solutions, Inc.*	419	22,509
Centene Corp.*	339	10,811
Coca-Cola (The) Co.	3,297	232,273
Cubist Pharmaceuticals, Inc.*	500	17,345
DANONE S.A. (France)	531	36,365
Diageo PLC (United Kingdom)	2,446	49,386
Geo Group (The), Inc.*	600	12,882
Geron Corp.*	4,900	13,083
GlaxoSmithKline PLC (United Kingdom)	4,510	96,235
HEALTHSOUTH Corp.*	800	17,112
Healthspring, Inc.*	711	27,757
Healthways, Inc.*	1,200	15,072
Humana, Inc.	1,200	93,168
Imperial Tobacco Group PLC (United Kingdom)	947	31,487
Incyte Corp. Ltd.*	1,000	16,070
Intuitive Surgical, Inc.*	230	87,711
JM Smucker (The) Co.	800	57,672
Johnson & Johnson	3,988	262,409
Kraft Foods, Inc., Class A	2,498	87,480
Lancaster Colony Corp.	180	10,912
Lexicon Pharmaceuticals, Inc.*	11,600	15,776
Live Nation Entertainment, Inc.*	1,499	13,866
Magellan Health Services, Inc.*	308	15,360
MannKind Corp.*	5,500	16,610
MasterCard, Inc., Class A	126	41,543
Medicis Pharmaceutical Corp., Class A	500	19,450
Merck & Co., Inc.	4,518	149,636
Micromet, Inc.*	3,300	15,873

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2020 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Navigant Consulting, Inc.*	1,700	$16,133
Nestle S.A. (Switzerland)	3,165	195,877
Novartis AG (Switzerland)	2,064	120,265
Novo Nordisk A/S, Class B (Denmark)	372	39,798
Onyx Pharmaceuticals, Inc.*	600	20,418
Pfizer, Inc.	12,055	228,804
Pharmasset, Inc.*	300	39,396
Procter & Gamble (The) Co.	4,097	260,897
Quidel Corp.*	1,200	18,336
Roche Holding AG (Switzerland)	664	116,176
Rollins, Inc.	1,259	26,326
Ruddick Corp.	508	20,772
Salix Pharmaceuticals Ltd.*	640	19,488
Sanofi (France)	969	70,679
Seaboard Corp.	10	23,090
Seattle Genetics, Inc.*	1,100	19,129
Select Medical Holdings Corp.*	2,159	15,653
Sirona Dental Systems, Inc.*	429	20,017
Sotheby’s	720	26,791
Takeda Pharmaceutical Co. Ltd. (Japan)	616	29,765
Tesco PLC (United Kingdom)	7,993	49,273
Teva Pharmaceutical Industries Ltd. (Israel)	997	40,911
Tootsie Roll Industries, Inc.	500	12,670
TreeHouse Foods, Inc.*	400	21,912
Unilever NV (Netherlands)	1,316	44,650
Unilever PLC (United Kingdom)	1,299	43,656
United Rentals, Inc.*	500	8,340
UnitedHealth Group, Inc.	1,536	72,991
ViroPharma, Inc.*	889	17,611
Visa, Inc., Class A	1,020	89,638

		3,827,945

Diversified - 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	2,000	19,166
LVMH Moet Hennessy Louis Vuitton S.A. (France)	207	35,154

		54,320

Energy - 6.4%
Berry Petroleum Co., Class A	354	17,357
BG Group PLC (United Kingdom)	3,312	71,832
Bill Barrett Corp.*	354	16,974
BP PLC (United Kingdom)	17,630	115,528
Brigham Exploration Co.*	860	25,026
Cameron International Corp.*	1,600	83,136
CARBO Ceramics, Inc.	140	22,421
Chevron Corp.	2,799	276,849
ConocoPhillips	2,041	138,931
Crosstex Energy, Inc.	1,500	17,535
Dril-Quip, Inc.*	343	22,192
El Paso Corp.	5,200	99,528
Endeavour International Corp.*	1,300	12,818
ENI S.p.A (Italy)	2,408	48,539
EQT Corp.	900	53,838
Exxon Mobil Corp.	7,019	519,686
Halliburton Co.	1,200	53,244
McMoRan Exploration Co.*	1,200	15,444
Peabody Energy Corp.	1,763	86,034
Royal Dutch Shell PLC, Class A (United Kingdom)	3,210	107,931
Royal Dutch Shell PLC, Class B (United Kingdom)	2,597	87,933
RPC, Inc.	1,129	29,241
Schlumberger Ltd. (Netherlands Antilles)	1,929	150,694
Southwestern Energy Co.*	2,074	78,708
Statoil ASA (Norway)	1,034	24,937
Total S.A. (France)	1,960	95,934
Vantage Drilling Co.*	11,400	17,442
Woodside Petroleum Ltd. (Australia)	794	29,915

		2,319,647

Financial - 10.6%
1st Source Corp.	900	20,475
Alexander’s, Inc. REIT	32	13,853
Allianz SE (Germany)	434	44,822
Allstate (The) Corp.	3,800	99,674
Alterra Capital Holdings Ltd. (Bermuda)	900	18,360
American Campus Communities, Inc. REIT	694	27,073
American Capital Agency Corp. REIT	1,100	31,361
American Capital Ltd.*	2,819	24,553
American Express Co.	1,639	81,474
American International Group, Inc.*	2,900	73,457
Apollo Investment Corp.	2,239	20,353
Australia & New Zealand Banking Group Ltd. (Australia)	2,564	55,715
AvalonBay Communities, Inc. REIT	600	81,828
AXA S.A. (France)	1,974	31,775
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	4,883	44,560

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2020 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Banco Santander S.A. (Spain)	8,745	$80,834
Bank of America Corp.	16,537	135,107
Barclays PLC (United Kingdom)	12,300	34,197
Berkshire Hathaway, Inc., Class B*	3,684	268,933
BioMed Realty Trust, Inc. REIT	860	15,729
BNP Paribas (France)	1,079	55,726
Boston Private Financial Holdings, Inc.	3,200	19,936
Boston Properties, Inc. REIT	1,011	105,437
CBL & Associates Properties, Inc. REIT	999	14,695
Charles Schwab (The) Corp.	1,831	22,576
Chemical Financial Corp.	1,100	19,019
Citigroup, Inc.	4,395	136,465
Cohen & Steers, Inc.	300	11,604
Commonwealth Bank of Australia (Australia)	1,395	72,039
Credit Acceptance Corp.*	200	13,828
Credit Suisse Group AG (Switzerland)	1,107	31,654
DCT Industrial Trust, Inc. REIT	2,100	9,471
Deutsche Bank AG (Germany)(a)	897	36,478
Entertainment Properties Trust REIT	360	15,167
Equity Lifestyle Properties, Inc. REIT	146	10,062
Equity One, Inc. REIT	1,149	20,693
Equity Residential REIT	480	29,366
Franklin Resources, Inc.	349	41,852
GAMCO Investors, Inc., Class A	200	9,764
Goldman Sachs Group (The), Inc.	773	89,838
Hatteras Financial Corp. REIT	600	16,566
HCP, Inc. REIT	2,800	104,384
HFF, Inc., Class A*	1,300	15,366
Highwoods Properties, Inc. REIT	527	17,265
Home Properties, Inc. REIT	400	26,748
HSBC Holdings PLC (United Kingdom)	17,018	148,689
ING Groep NV (Netherlands)*	3,721	32,279
Invesco Mortgage Capital, Inc. REIT	600	10,584
JPMorgan Chase & Co.	5,805	218,036
Kilroy Realty Corp. REIT	340	12,148
LaSalle Hotel Properties REIT	800	15,040
Lloyds Banking Group PLC (United Kingdom)*	51,523	28,184
Meadowbrook Insurance Group, Inc.	2,000	18,760
MFA Financial, Inc. REIT	3,140	23,519
Mid-America Apartment Communities, Inc. REIT	293	20,944
Mitsubishi UFJ Financial Group, Inc. (Japan)	10,170	45,750
Mizuho Financial Group, Inc. (Japan)	17,029	25,832
National Australia Bank Ltd. (Australia)	2,209	56,115
National Retail Properties, Inc. REIT	541	14,748
NewStar Financial, Inc.*	1,900	19,513
Nordea Bank AB (Sweden)	3,179	29,407
OMEGA Healthcare Investors, Inc. REIT	633	11,489
Pennantpark Investment Corp.	1,800	18,432
Pinnacle Financial Partners, Inc.*	1,400	17,752
Post Properties, Inc. REIT	400	16,720
Primerica, Inc.	600	12,498
ProAssurance Corp.*	251	18,213
Prosperity Bancshares, Inc.	435	16,465
Prudential PLC (United Kingdom)	2,578	26,046
Public Storage REIT	240	29,695
S&T Bancorp, Inc.	1,100	20,405
Signature Bank*	280	15,571
Simon Property Group, Inc. REIT	436	51,230
Societe Generale (France)	780	26,234
Standard Chartered PLC (United Kingdom)	2,003	45,659
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,059	31,229
SVB Financial Group*	360	16,589
T. Rowe Price Group, Inc.	1,850	98,939
Tanger Factory Outlet Centers, Inc. REIT	481	13,531
UBS AG (Switzerland)*	4,110	59,475
Universal Health Realty Income Trust REIT	560	20,955
Washington Real Estate Investment Trust REIT	481	14,882
Wells Fargo & Co.	7,442	194,235
WesBanco, Inc.	1,000	19,380
Westamerica Bancorporation	336	14,250
Westpac Banking Corp. (Australia)	3,171	69,957
Weyerhaeuser Co. REIT	3,594	64,800
Zurich Financial Services AG (Switzerland)	167	37,647

		3,851,958

Industrial - 4.6%
ABB Ltd. (Switzerland)	1,936	41,483
Actuant Corp., Class A	600	12,048
Acuity Brands, Inc.	480	22,099
AO Smith Corp.	400	15,716
Brady Corp., Class A	340	9,350
Brink’s (The) Co.	400	10,280
Caterpillar, Inc.	885	80,535
CIE de St-Gobain (France)	415	20,934

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2020 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
CLARCOR, Inc.	391	$18,197
Clean Harbors, Inc.*	440	23,703
Cymer, Inc.*	300	12,138
Drew Industries, Inc.*	900	17,919
Eaton Corp.	505	21,690
Emerson Electric Co.	1,176	54,744
EnerSys*	260	5,842
Fanuc Corp. (Japan)	133	21,949
FedEx Corp.	480	37,786
FEI Co.*	300	9,597
General Dynamics Corp.	600	38,448
General Electric Co.	15,933	259,868
Genesee & Wyoming, Inc., Class A*	300	15,582
Golar LNG Ltd. (Bermuda)	500	16,495
GrafTech International Ltd.*	946	14,852
Greenbrier Cos., Inc.*	900	15,642
HEICO Corp.	400	21,808
Hitachi Ltd. (Japan)	4,000	21,603
Ingersoll-Rand PLC (Ireland)	2,290	76,738
Jacobs Engineering Group, Inc.*	900	33,516
John Bean Technologies Corp.	1,000	15,800
Komatsu Ltd. (Japan)	560	14,829
Koninklijke Philips Electronics NV (Netherlands)	1,042	22,099
Measurement Specialties, Inc.*	600	18,738
Mitsubishi Electric Corp. (Japan)	1,399	13,904
Multi-Fineline Electronix, Inc.*	1,000	19,030
Nordson Corp.	600	26,340
Norfolk Southern Corp.	500	33,840
Old Dominion Freight Line, Inc.*	500	16,060
Polypore International, Inc.*	400	24,668
Republic Services, Inc.	2,714	82,397
Robbins & Myers, Inc.	300	14,415
Sauer-Danfoss, Inc.*	400	17,292
Schneider Electric S.A. (France)	231	30,964
Siemens AG (Germany)	810	83,829
Silgan Holdings, Inc.	576	21,848
Stanley Black & Decker, Inc.	1,200	74,376
Teledyne Technologies, Inc.*	300	16,377
Thermo Fisher Scientific, Inc.*	640	35,155
Triumph Group, Inc.	400	20,952
United Parcel Service, Inc., Class B	1,398	94,211
Vinci S.A. (France)	454	23,777

		1,671,463

Technology - 5.7%
Accenture PLC, Class A (Ireland)	900	48,231
Activision Blizzard, Inc.	7,400	87,616
Apple, Inc.*	1,188	457,178
Ariba, Inc.*	800	21,704
CACI International, Inc., Class A*	210	11,563
Canon, Inc. (Japan)	1,000	47,012
Concur Technologies, Inc.*	472	19,739
Deltek, Inc.*	2,700	17,820
EPIQ Systems, Inc.	1,400	17,528
Fortinet, Inc.*	1,200	22,956
Hewlett-Packard Co.	3,200	83,296
Intel Corp.	7,537	151,720
International Business Machines Corp.	1,660	285,371
Jack Henry & Associates, Inc.	764	22,339
Magma Design Automation, Inc.*	2,500	12,725
Mantech International Corp., Class A	300	11,247
Mentor Graphics Corp.*	1,244	13,920
Microsemi Corp.*	800	12,424
Microsoft Corp.	11,443	304,384
Monolithic Power Systems, Inc.*	1,400	17,682
Monotype Imaging Holdings, Inc.*	1,400	16,394
Omnicell, Inc.*	1,200	18,768
Oracle Corp.	7,700	216,139
Parametric Technology Corp.*	740	13,320
QLIK Technologies, Inc.*	700	17,766
Quality Systems, Inc.	227	20,889
Quest Software, Inc.*	779	13,422
Riverbed Technology, Inc.*	1,121	27,778
Silicon Graphics International Corp.*	1,200	19,116
Silicon Image, Inc.*	3,100	16,523
TriQuint Semiconductor, Inc.*	1,688	12,795
VeriFone Systems, Inc.*	760	26,767
Xerox Corp.	9,556	79,315

		2,165,447

Utilities - 0.9%
CenterPoint Energy, Inc.	2,800	56,028
E.ON AG (Germany)	1,694	37,207
ENEL S.p.A (Italy)	7,248	35,481

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2020 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
GDF Suez (France)	1,275	$40,304
Iberdrola S.A. (Spain)	4,035	29,826
National Grid PLC (United Kingdom)	3,355	33,924
Piedmont Natural Gas Co., Inc.	474	14,647
South Jersey Industries, Inc.	200	10,306
Southern Co.	1,288	53,272

		310,995

TOTAL COMMON STOCKS (Cost $20,292,588)		19,286,549

PREFERRED STOCKS - 0.1%

Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	132	22,037

(Cost $28,230)		22,037

	Principal Amount	Value
CORPORATE BONDS - 9.7%

Basic Materials - 0.2%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	$55,000	58,608

Communications - 0.7%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	94,000	103,441
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	105,000	116,671
Google, Inc.
1.25%, 5/19/14	20,000	20,380
Telefonica Emisiones S.A.U (Spain)
4.949%, 1/15/15	20,000	20,477

		260,969

Consumer, Cyclical - 0.2%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	85,000	90,681

Consumer, Non-cyclical - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	20,000	21,866
Kroger (The) Co.
5.50%, 2/01/13	85,000	90,114
Wyeth
5.50%, 2/01/14	65,000	72,023

		184,003

Energy - 0.9%
Apache Corp.
5.25%, 4/15/13	55,000	59,094
Chevron Corp.
3.95%, 3/03/14	87,000	94,014
Spectra Energy Capital LLC
6.25%, 2/15/13	170,000	180,965

		334,073

Financial - 4.9%
Bank of America Corp.
4.875%, 1/15/13	70,000	71,011
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	110,000	119,061
Barclays PLC (United Kingdom)
5.20%, 7/10/14	55,000	57,903
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	83,000	93,146
Citigroup, Inc.
6.375%, 8/12/14	75,000	81,854
General Electric Capital Corp., Series G, MTN
5.25%, 10/19/12	35,000	36,659
Goldman Sachs Group (The), Inc.
5.00%, 10/01/14	199,000	208,255
HSBC Finance Corp.
6.375%, 11/27/12	170,000	178,423
JPMorgan Chase & Co.
5.75%, 1/02/13	175,000	184,647
Merrill Lynch & Co., Inc., Series C, MTN
5.00%, 1/15/15	154,000	154,803
Morgan Stanley
5.30%, 3/01/13	149,000	154,228
Oesterreichische Kontrollbank AG (Austria)
1.375%, 1/21/14	70,000	71,374
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	85,000	91,580
Wachovia Corp.
5.25%, 8/01/14	102,000	109,180
Wells Fargo & Co.
5.00%, 11/15/14	150,000	158,072

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2020 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Principal Amount	Value
Financial (Continued)

		$1,770,196

Government - 1.9%
European Investment Bank, MTN (Supranational)
4.625%, 5/15/14	$625,000	691,798

Technology - 0.1%
Hewlett-Packard Co.
6.125%, 3/01/14	45,000	49,664

Utilities - 0.3%
Exelon Generation Co. LLC
5.35%, 1/15/14	85,000	91,748

TOTAL CORPORATE BONDS (Cost $3,476,728)		3,531,740

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 35.1%
Federal Home Loan Mortgage Corp. - 2.3%
4.50%, 1/15/13	790,000	835,792

United States Treasury Bonds/Notes - 32.8%
1.75%, 8/15/12	895,000	908,915
0.375%, 10/31/12	220,000	220,593
1.375%, 2/15/13	895,000	910,697
1.375%, 3/15/13	895,000	911,501
1.75%, 4/15/13	890,000	912,700
1.375%, 5/15/13	895,000	913,219
1.125%, 6/15/13	900,000	915,045
3.375%, 7/31/13	879,000	932,496
3.125%, 8/31/13	865,000	915,413
0.75%, 9/15/13	805,000	813,931
4.75%, 5/15/14	1,026,300	1,150,339
2.375%, 9/30/14	870,000	923,763
2.625%, 12/31/14	870,000	933,482
2.50%, 3/31/15	510,600	547,260

		11,909,354

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $12,629,559)		12,745,146

SOVEREIGN BONDS - 1.8%
Federal National Mortgage Association
1.50%, 6/26/13	98,000	100,121
Federal National Mortgage Association
2.625%, 11/20/14	470,000	501,257
United Mexican States, Series A, MTN (Mexico)
6.375%, 1/16/13	53,000	56,843

TOTAL SOVEREIGN BONDS (Cost $647,917)		658,221

TOTAL INVESTMENTS - 99.7% (Cost $37,075,022)(b)		36,243,693
Other assets less liabilities - 0.3%		108,627

NET ASSETS - 100.0%		$36,352,320

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 8/31/2011	Interest Income

Deutsche Bank AG, 6.00%, 9/01/17	$152,459	$-	$(150,315)	$-	$14,811	$-	$1,241
Deutsche Bank AG (Common Stock)	$53,406	$-	$-	$(15,210)	$-	$36,478	$-

Total Investments in Affiliates	$205,865	$-	$(150,315)	$(15,210)	$14,811	$36,478	$1,241

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized deppreciation was $831,329 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,874,649 and aggregate gross unrealized depreciation of $2,705,978.

SCHEDULE OF INVESTMENTS

db-X 2030 TARGET DATE FUND

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 76.4%

Basic Materials - 4.3%
Air Liquide S.A. (France)	348	$45,355
Allied Nevada Gold Corp.*	812	33,722
Anglo American PLC (United Kingdom)	1,682	70,317
BASF SE (Germany)	1,099	78,594
Bayer AG (Germany)	1,051	67,929
BHP Billiton Ltd. (Australia)	3,986	169,643
BHP Billiton PLC (United Kingdom)	2,571	88,162
Coeur d’Alene Mines Corp.*	823	23,414
Dow Chemical (The) Co.	2,321	66,032
E.I. du Pont de Nemours & Co.	1,602	77,329
Freeport-McMoRan Copper & Gold, Inc.	1,622	76,461
Hecla Mining Co.*	2,700	20,709
Horsehead Holding Corp.*	2,100	21,525
Linde AG (Germany)	194	29,776
Molycorp, Inc.*	1,000	56,520
Newcrest Mining Ltd. (Australia)	875	37,718
Newmont Mining Corp.	926	57,986
Quaker Chemical Corp.	600	20,004
Rio Tinto Ltd. (Australia)	562	43,648
Rio Tinto PLC (United Kingdom)	1,638	101,402
Rockwood Holdings, Inc.*	643	32,793
Syngenta AG (Switzerland)	130	41,348
Vulcan Materials Co.	1,441	50,478
Westlake Chemical Corp.	700	32,165
WR Grace & Co.*	800	31,536
Xstrata PLC (United Kingdom)	2,535	44,537

		1,419,103

Communications - 9.1%
AboveNet, Inc.*	300	18,444
Acme Packet, Inc.*	800	37,672
Amazon.com, Inc.*	800	172,232
Anixter International, Inc.*	593	34,993
Aruba Networks, Inc.*	1,100	23,463
AT&T, Inc.	11,768	335,152
Cisco Systems, Inc.	10,693	167,667
Comcast Corp., Class A	5,309	114,196
Corning, Inc.	2,843	42,730
Deutsche Telekom AG (Germany)	3,486	44,199
DISH Network Corp., Class A*	3,700	91,982
eBay, Inc.*	2,300	71,001
France Telecom S.A. (France)	2,461	47,127
Global Crossing Ltd. (Bermuda)*	700	19,915
Google, Inc., Class A*	515	278,594
InterDigital, Inc.	400	28,160
IPG Photonics Corp.*	500	28,990
Motorola Solutions, Inc.	3,200	134,688
News Corp., Class A	3,892	67,215
Nokia OYJ (Finland)	5,275	34,177
NTT DoCoMo, Inc. (Japan)	20	36,250
QUALCOMM, Inc.	3,100	159,526
Rackspace Hosting, Inc.*	1,321	48,296
Softbank Corp. (Japan)	900	29,741
Sprint Nextel Corp.*	26,800	100,768
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,495	39,542
Thomson Reuters Corp. (Canada)	1,600	49,504
TIBCO Software, Inc.*	1,717	38,426
Time Warner, Inc.	2,233	70,697
United Online, Inc.	4,300	23,306
Verizon Communications, Inc.	5,267	190,507
Viasat, Inc.*	500	17,750
Vivendi (France)	1,588	38,789
Vodafone Group PLC (United Kingdom)	67,096	175,891
Walt Disney (The) Co.	3,663	124,761
Yahoo!, Inc.*	3,174	43,182

		2,979,533

Consumer, Cyclical - 7.0%
Alaska Air Group, Inc.*	445	25,690
Ascena Retail Group, Inc.*	709	20,150
Bayerische Motoren Werke AG (Germany)	351	28,478
Bebe Stores, Inc.	3,500	24,010
Brunswick Corp.	1,000	15,890
Cabela’s, Inc.*	700	16,415
Cash America International, Inc.	445	24,867
Cinemark Holdings, Inc.	1,535	32,158

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2030 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Cyclical (Continued)
Columbia Sportswear Co.	228	$12,013
Compagnie Financiere Richemont S.A. (Switzerland)	589	34,166
CROCS, Inc.*	900	24,624
CVS Caremark Corp.	2,615	93,905
Daimler AG (Germany)	1,029	55,810
Dana Holding Corp.*	1,956	24,939
Deckers Outdoor Corp.*	333	29,624
Dillard’s, Inc., Class A	567	26,241
DSW, Inc., Class A*	500	23,205
Ford Motor Co.*	7,465	83,011
Hennes & Mauritz AB, Class B (Sweden)	1,197	37,401
Honda Motor Co. Ltd. (Japan)	1,758	56,876
Johnson Controls, Inc.	1,245	39,691
Kohl’s Corp.	2,400	111,215
Las Vegas Sands Corp.*	1,200	55,884
McDonald’s Corp.	1,993	180,287
Men’s Wearhouse (The), Inc.	347	10,032
Mitsubishi Corp. (Japan)	1,797	42,934
Mitsui & Co. Ltd. (Japan)	1,534	26,118
Nike, Inc., Class B	889	77,032
Nintendo Co. Ltd. (Japan)	123	21,554
Nu Skin Enterprises, Inc., Class A	800	33,832
Penske Automotive Group, Inc.	1,245	22,709
Polaris Industries, Inc.	445	48,892
Red Robin Gourmet Burgers, Inc.*	700	21,840
Saks, Inc.*	2,401	23,242
Sally Beauty Holdings, Inc.*	2,000	33,800
Sony Corp. (Japan)	1,376	29,960
Target Corp.	1,200	62,004
Timberland (The) Co., Class A*	600	25,764
Titan Machinery, Inc.*	1,000	26,510
Toyota Motor Corp. (Japan)	3,222	115,195
Ulta Salon Cosmetics & Fragrance, Inc.*	600	35,448
Under Armour, Inc., Class A*	511	36,209
Volvo AB, Class B (Sweden)	1,896	23,640
Wal-Mart Stores, Inc.	6,625	352,516
Warnaco Group (The), Inc.*	543	28,969
Watsco, Inc.	360	21,474
Wesfarmers Ltd. (Australia)	1,300	42,811
Wolverine World Wide, Inc.	600	21,846
World Fuel Services Corp.	1,019	37,846

		2,298,727

Consumer, Non-cyclical - 15.1%
Abbott Laboratories	3,030	159,105
AMERIGROUP Corp.*	454	22,459
Amgen, Inc.*	1,956	108,372
Anheuser-Busch InBev NV (Belgium)	791	43,790
AstraZeneca PLC (United Kingdom)	1,684	80,066
Bristol-Myers Squibb Co.	3,200	95,200
British American Tobacco PLC (United Kingdom)	2,230	99,617
Bruker Corp.*	1,792	25,500
Cardinal Health, Inc.	3,100	131,750
Catalyst Health Solutions, Inc.*	731	39,269
Centene Corp.*	754	24,045
Coca-Cola (The) Co.	4,344	306,035
Cubist Pharmaceuticals, Inc.*	700	24,283
DANONE S.A. (France)	651	44,583
Diageo PLC (United Kingdom)	2,927	59,097
Geron Corp.*	6,500	17,355
GlaxoSmithKline PLC (United Kingdom)	6,407	136,714
HEALTHSOUTH Corp.*	1,423	30,438
Healthspring, Inc.*	845	32,989
Healthways, Inc.*	1,500	18,840
Humana, Inc.	1,500	116,460
Imperial Tobacco Group PLC (United Kingdom)	1,238	41,162
Incyte Corp. Ltd.*	1,300	20,891
Intuitive Surgical, Inc.*	300	114,405
Invacare Corp.	420	10,550
JM Smucker (The) Co.	1,100	79,299
Johnson & Johnson	5,169	340,121
Kraft Foods, Inc., Class A	3,300	115,566
Lancaster Colony Corp.	149	9,032
Lexicon Pharmaceuticals, Inc.*	15,100	20,536
Live Nation Entertainment, Inc.*	2,934	27,140
Magellan Health Services, Inc.*	600	29,922
MannKind Corp.*	7,300	22,046
MasterCard, Inc., Class A	176	58,029
Medicis Pharmaceutical Corp., Class A	700	27,230
Merck & Co., Inc.	6,435	213,127
Micromet, Inc.*	4,300	20,683
Navigant Consulting, Inc.*	2,300	21,827
Nestle S.A. (Switzerland)	4,064	251,515
Novartis AG (Switzerland)	2,524	147,068

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2030 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Novo Nordisk A/S, Class B (Denmark)	546	$58,413
Onyx Pharmaceuticals, Inc.*	700	23,821
Pfizer, Inc.	15,843	300,700
Pharmasset, Inc.*	300	39,396
Procter & Gamble (The) Co.	5,341	340,115
Quidel Corp.*	1,600	24,448
Roche Holding AG (Switzerland)	869	152,044
Rollins, Inc.	1,205	25,197
Ruddick Corp.	413	16,888
Salix Pharmaceuticals Ltd.*	800	24,360
Sanofi (France)	1,385	101,022
Seaboard Corp.	18	41,562
Seattle Genetics, Inc.*	1,400	24,346
Sirona Dental Systems, Inc.*	562	26,223
Sotheby’s	889	33,080
Takeda Pharmaceutical Co. Ltd. (Japan)	963	46,532
Tesco PLC (United Kingdom)	10,874	67,033
Teva Pharmaceutical Industries Ltd. (Israel)	1,220	50,062
Tootsie Roll Industries, Inc.	600	15,204
TreeHouse Foods, Inc.*	533	29,198
Unilever NV (Netherlands)	1,986	67,383
Unilever PLC (United Kingdom)	1,552	52,158
UnitedHealth Group, Inc.	2,098	99,697
Visa, Inc., Class A	1,357	119,253

		4,964,251

Diversified - 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	3,000	28,750
LVMH Moet Hennessy Louis Vuitton S.A. (France)	270	45,853

		74,603

Energy - 9.2%
Berry Petroleum Co., Class A	458	22,456
BG Group PLC (United Kingdom)	3,998	86,710
Bill Barrett Corp.*	361	17,310
BP PLC (United Kingdom)	23,053	151,064
Brigham Exploration Co.*	1,089	31,690
Cameron International Corp.*	2,100	109,116
CARBO Ceramics, Inc.	227	36,354
Chevron Corp.	3,638	359,834
ConocoPhillips	2,781	189,303
Crosstex Energy, Inc.	2,000	23,380
Dril-Quip, Inc.*	541	35,003
El Paso Corp.	6,900	132,066
Endeavour International Corp.*	1,800	17,748
ENI S.p.A (Italy)	3,345	67,426
EQT Corp.	1,100	65,802
Exxon Mobil Corp.	9,062	670,949
Halliburton Co.	1,600	70,992
McMoRan Exploration Co.*	1,500	19,305
Peabody Energy Corp.	2,327	113,558
Royal Dutch Shell PLC, Class A (United Kingdom)	4,417	148,514
Royal Dutch Shell PLC, Class B (United Kingdom)	3,396	114,987
RPC, Inc.	1,432	37,089
Schlumberger Ltd. (Netherlands Antilles)	2,473	193,190
Southwestern Energy Co.*	2,742	104,059
Statoil ASA (Norway)	1,431	34,511
Total S.A. (France)	2,635	128,973
Vantage Drilling Co.*	14,900	22,797
Woodside Petroleum Ltd. (Australia)	895	33,720

		3,037,906

Financial - 15.2%
1st Source Corp.	1,200	27,300
Allianz SE (Germany)	590	60,933
Allstate (The) Corp.	5,000	131,150
Alterra Capital Holdings Ltd. (Bermuda)	1,200	24,480
American Campus Communities, Inc. REIT	822	32,066
American Capital Agency Corp. REIT	1,400	39,914
American Capital Ltd.*	4,802	41,825
American Express Co.	2,312	114,929
American International Group, Inc.*	3,800	96,254
Apollo Investment Corp.	2,756	25,052
Australia & New Zealand Banking Group Ltd. (Australia)	3,135	68,122
AvalonBay Communities, Inc. REIT	800	109,104
AXA S.A. (France)	2,291	36,878
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	5,820	53,110
Banco Santander S.A. (Spain)	11,435	105,700
Bank of America Corp.	21,615	176,595
Barclays PLC (United Kingdom)	18,364	51,056
Berkshire Hathaway, Inc., Class B*	4,817	351,642
BioMed Realty Trust, Inc. REIT	1,600	29,264
BNP Paribas (France)	1,410	72,820
Boston Private Financial Holdings, Inc.	4,200	26,166

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2030 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
Boston Properties, Inc. REIT	1,223	$127,547
CBL & Associates Properties, Inc. REIT	1,956	28,773
Charles Schwab (The) Corp.	2,281	28,125
Chemical Financial Corp.	1,400	24,206
Citigroup, Inc.	5,813	180,494
Commonwealth Bank of Australia (Australia)	1,956	101,010
Credit Acceptance Corp.*	245	16,939
Credit Suisse Group AG (Switzerland)	1,614	46,151
Deutsche Bank AG (Germany)(a)	1,281	52,095
Entertainment Properties Trust REIT	622	26,205
Equity Lifestyle Properties, Inc. REIT	409	28,188
Equity One, Inc. REIT	1,360	24,494
Equity Residential REIT	533	32,609
Franklin Resources, Inc.	448	53,724
Goldman Sachs Group (The), Inc.	1,013	117,731
Hatteras Financial Corp. REIT	800	22,088
HCP, Inc. REIT	3,700	137,935
HFF, Inc., Class A*	1,700	20,094
Highwoods Properties, Inc. REIT	515	16,871
Home Properties, Inc. REIT	233	15,581
HSBC Holdings PLC (United Kingdom)	22,664	198,020
ING Groep NV (Netherlands)*	5,498	47,694
JPMorgan Chase & Co.	7,650	287,333
Kilroy Realty Corp. REIT	800	28,584
LaSalle Hotel Properties REIT	978	18,386
Lloyds Banking Group PLC (United Kingdom)*	61,057	33,399
Meadowbrook Insurance Group, Inc.	2,700	25,326
MFA Financial, Inc. REIT	3,711	27,795
Mid-America Apartment Communities, Inc. REIT	464	33,167
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,342	60,019
Mizuho Financial Group, Inc. (Japan)	20,827	31,593
National Australia Bank Ltd. (Australia)	2,644	67,165
National Retail Properties, Inc. REIT	622	16,956
NewStar Financial, Inc.*	2,500	25,675
Nordea Bank AB (Sweden)	3,775	34,920
OMEGA Healthcare Investors, Inc. REIT	1,341	24,339
PennantPark Investment Corp.	2,300	23,552
Pinnacle Financial Partners, Inc.*	1,800	22,824
Post Properties, Inc. REIT	500	20,900
ProAssurance Corp.*	234	16,979
Prosperity Bancshares, Inc.	750	28,388
Prudential PLC (United Kingdom)	3,371	34,058
Public Storage REIT	356	44,048
S&T Bancorp, Inc.	1,500	27,825
Signature Bank*	622	34,589
Simon Property Group, Inc. REIT	520	61,100
Societe Generale (France)	943	31,717
Standard Chartered PLC (United Kingdom)	2,592	59,086
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,759	51,871
SVB Financial Group*	622	28,662
T. Rowe Price Group, Inc.	2,268	121,293
Tanger Factory Outlet Centers, Inc. REIT	1,046	29,424
UBS AG (Switzerland)*	5,038	72,904
Universal Health Realty Income Trust REIT	711	26,606
Washington Real Estate Investment Trust REIT	925	28,620
Wells Fargo & Co.	10,283	268,387
WesBanco, Inc.	1,300	25,194
Westpac Banking Corp. (Australia)	3,827	84,430
Weyerhaeuser Co. REIT	5,268	94,982
Zurich Financial Services AG (Switzerland)	196	44,185

		5,017,215

Industrial - 6.6%
ABB Ltd. (Switzerland)	2,466	52,840
Actuant Corp., Class A	700	14,056
Acuity Brands, Inc.	622	28,637
AO Smith Corp.	500	19,645
Brady Corp., Class A	800	22,000
Caterpillar, Inc.	1,181	107,470
CIE de St-Gobain (France)	543	27,391
CLARCOR, Inc.	823	38,302
Clean Harbors, Inc.*	490	26,396
Drew Industries, Inc.*	1,100	21,901
Eaton Corp.	658	28,261
Emerson Electric Co.	1,420	66,101
EnerSys*	711	15,976
Fanuc Corp. (Japan)	166	27,395
FedEx Corp.	533	41,958
General Dynamics Corp.	726	46,522
General Electric Co.	21,165	345,201
Genesee & Wyoming, Inc., Class A*	500	25,970
Golar LNG Ltd. (Bermuda)	700	23,093
GrafTech International Ltd.*	1,667	26,172
Greenbrier Cos., Inc.*	1,200	20,856

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2030 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
HEICO Corp.	500	$27,260
Hitachi Ltd. (Japan)	5,000	27,004
Ingersoll-Rand PLC (Ireland)	3,068	102,809
Jacobs Engineering Group, Inc.*	1,200	44,688
John Bean Technologies Corp.	1,400	22,120
Komatsu Ltd. (Japan)	1,156	30,612
Koninklijke Philips Electronics NV (Netherlands)	1,311	27,804
Measurement Specialties, Inc.*	800	24,984
Mitsubishi Electric Corp. (Japan)	2,668	26,516
Multi-Fineline Electronix, Inc.*	1,300	24,739
Nordson Corp.	890	39,071
Norfolk Southern Corp.	700	47,376
Old Dominion Freight Line, Inc.*	600	19,272
Polypore International, Inc.*	500	30,835
Republic Services, Inc.	3,605	109,448
Robbins & Myers, Inc.	400	19,220
Sauer-Danfoss, Inc.*	500	21,615
Schneider Electric S.A. (France)	269	36,058
Siemens AG (Germany)	980	101,423
Silgan Holdings, Inc.	658	24,958
Stanley Black & Decker, Inc.	1,500	92,970
Teledyne Technologies, Inc.*	400	21,836
Thermo Fisher Scientific, Inc.*	800	43,944
Triumph Group, Inc.	500	26,190
United Parcel Service, Inc., Class B	1,848	124,536
Vinci S.A. (France)	539	28,229

		2,171,660

Technology - 8.5%
Accenture PLC, Class A (Ireland)	1,100	58,949
Activision Blizzard, Inc.	9,700	114,848
Apple, Inc.*	1,404	540,301
Ariba, Inc.*	1,000	27,130
CACI International, Inc., Class A*	485	26,704
Canon, Inc. (Japan)	1,300	61,115
Concur Technologies, Inc.*	796	33,289
Deltek, Inc.*	3,500	23,100
EPIQ Systems, Inc.	1,800	22,536
Fortinet, Inc.*	1,600	30,608
Hewlett-Packard Co.	4,200	109,326
Intel Corp.	10,137	204,058
International Business Machines Corp.	2,060	354,135
Jack Henry & Associates, Inc.	1,378	40,293
Magma Design Automation, Inc.*	3,300	16,797
Mantech International Corp., Class A	400	14,996
Microsemi Corp.*	1,000	15,530
Microsoft Corp.	14,818	394,159
Monolithic Power Systems, Inc.*	1,800	22,734
Monotype Imaging Holdings, Inc.*	1,800	21,078
Omnicell, Inc.*	1,500	23,460
Oracle Corp.	10,000	280,700
Parametric Technology Corp.*	1,888	33,984
QLIK Technologies, Inc.*	900	22,842
Quality Systems, Inc.	305	28,066
Quest Software, Inc.*	1,512	26,052
Riverbed Technology, Inc.*	1,864	46,190
Silicon Graphics International Corp.*	1,600	25,488
Silicon Image, Inc.*	4,000	21,320
TriQuint Semiconductor, Inc.*	2,090	15,842
VeriFone Systems, Inc.*	1,156	40,714
Xerox Corp.	13,960	115,868

		2,812,212

Utilities - 1.2%
CenterPoint Energy, Inc.	3,700	74,037
E.ON AG (Germany)	2,644	58,073
ENEL S.p.A (Italy)	8,809	43,123
GDF Suez (France)	1,514	47,859
Iberdrola S.A. (Spain)	5,276	39,000
National Grid PLC (United Kingdom)	4,387	44,359
Piedmont Natural Gas Co., Inc.	1,053	32,538
Southern Co.	1,571	64,976

		403,965

TOTAL COMMON STOCKS (Cost $26,398,663)		25,179,175

PREFERRED STOCKS - 0.1%

Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	173	28,881

(Cost $36,999)		28,881

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2030 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 13.1%

Basic Materials - 0.3%
Vale Overseas Ltd. (Cayman Islands)
6.875%, 11/21/36	$86,000	$98,711

Communications - 3.1%
BellSouth Corp.
6.00%, 11/15/34	179,000	190,194
British Telecommunications PLC (United Kingdom)
9.875%, 12/15/30	30,000	43,899
CBS Corp.
7.875%, 7/30/30	45,000	56,243
Cisco Systems, Inc.
5.90%, 2/15/39	46,000	52,308
Comcast Corp.
6.45%, 3/15/37	110,000	122,649
Deutsche Telekom International Finance BV (Netherlands)
8.75%, 6/15/30	69,000	93,567
News America, Inc.
6.20%, 12/15/34	77,000	81,122
Telecom Italia Capital S.A. (Luxembourg)
7.721%, 6/04/38	43,000	41,917
Time Warner Cable, Inc.
6.55%, 5/01/37	83,000	92,105
Time Warner, Inc.
7.70%, 5/01/32	77,000	95,567
Verizon Global Funding Corp.
7.75%, 12/01/30	124,000	163,997

		1,033,568

Consumer, Cyclical - 1.0%
CVS Caremark Corp.
6.125%, 9/15/39	44,000	48,390
Target Corp.
7.00%, 1/15/38	110,000	142,058
Wal-Mart Stores, Inc.
6.50%, 8/15/37	106,000	132,056

		322,504

Consumer, Non-cyclical - 1.4%
Aetna, Inc.
6.625%, 6/15/36	18,000	21,697
Anheuser-Busch InBev Worldwide, Inc.
8.00%, 11/15/39	30,000	43,535
AstraZeneca PLC (United Kingdom)
6.45%, 9/15/37	45,000	56,611
Bristol-Myers Squibb Co.
5.875%, 11/15/36	52,000	60,979
Eli Lilly & Co.
5.55%, 3/15/37	30,000	34,215
Johnson & Johnson
5.95%, 8/15/37	33,000	41,474
Pepsi Bottling Group, Inc., Series B
7.00%, 3/01/29	55,000	73,138
Procter & Gamble (The) Co.
5.55%, 3/05/37	43,000	50,549
Unilever Capital Corp.
5.90%, 11/15/32	74,000	90,964

		473,162

Energy - 1.4%
Apache Corp.
6.00%, 1/15/37	40,000	47,668
ConocoPhillips
5.90%, 10/15/32	117,000	137,433
Kinder Morgan Energy Partners LP, MTN
6.95%, 1/15/38	110,000	122,669
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	42,000	53,920
Suncor Energy, Inc. (Canada)
6.50%, 6/15/38	30,000	34,650
TransCanada PipeLines Ltd. (Canada)
7.625%, 1/15/39	17,000	22,740
Transocean, Inc. (Cayman Islands)
6.80%, 3/15/38	35,000	38,406

		457,486

Financial - 2.8%
Allstate (The) Corp.
5.55%, 5/09/35	79,000	79,743
Bank of America NA
6.00%, 10/15/36	73,000	68,953
Chubb Corp.
6.00%, 5/11/37	27,000	29,966
Citigroup, Inc.
8.125%, 7/15/39	148,000	178,797
Credit Suisse (USA), Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2030 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Principal Amount	Value
Financial (Continued)
7.125%, 7/15/32	$131,000	$160,605
General Electric Capital Corp., Series A, MTN
6.75%, 3/15/32	136,000	153,359
Goldman Sachs Group (The), Inc.
6.75%, 10/01/37	67,000	63,787
HSBC Holdings PLC (United Kingdom)
6.50%, 9/15/37	50,000	50,074
JPMorgan Chase Capital XXV, Series Y
6.80%, 10/01/37	70,000	69,927
Principal Financial Group, Inc.
6.05%, 10/15/36	28,000	29,115
Wachovia Bank NA
6.60%, 1/15/38	40,000	45,788

		930,114

Industrial - 0.9%
Burlington Northern Santa Fe LLC
6.15%, 5/01/37	26,000	29,970
CSX Corp.
6.00%, 10/01/36	74,000	83,953
Lockheed Martin Corp., Series B
6.15%, 9/01/36	13,000	14,981
Norfolk Southern Corp.
7.90%, 5/15/97	32,000	45,039
Republic Services, Inc.
4.75%, 5/15/23	65,000	69,231
United Parcel Service, Inc.
6.20%, 1/15/38	16,000	20,121
United Technologies Corp.
6.125%, 7/15/38	32,000	38,925

		302,220

Technology - 0.2%
Oracle Corp. - 144A
5.375%, 7/15/40	50,000	55,147

Utilities - 2.0%
Florida Power & Light Co.
5.95%, 2/01/38	53,000	65,292
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	133,000	154,483
Oncor Electric Delivery Co. LLC
7.00%, 9/01/22	71,000	90,918
Pacific Gas & Electric Co.
6.05%, 3/01/34	166,000	191,890
Southern California Edison Co.
6.05%, 3/15/39	21,000	26,116
Southern California Gas Co.
5.125%, 11/15/40	105,000	118,411

		647,110

TOTAL CORPORATE BONDS (Cost $4,133,851)		4,320,022

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 7.9%

United States Treasury Bonds/Notes - 7.9%
7.625%, 2/15/25	398,000	619,574
6.25%, 5/15/30	25,700	37,096
4.375%, 2/15/38	304,200	349,307
4.50%, 8/15/39	460,000	537,409
4.375%, 11/15/39	260,000	297,700
4.625%, 2/15/40	96,000	114,405
4.375%, 5/15/40	560,400	641,399

		2,596,890

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $2,340,503)		2,596,890

SOVEREIGN BONDS - 2.1%
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32	263,000	359,272
Federative Republic of Brazil (Brazil)
7.125%, 1/20/37	118,000	157,235
Panama Government International Bond (Panama)
6.70%, 1/26/36	55,000	68,338
United Mexican States, MTN (Mexico)
6.75%, 9/27/34	90,000	112,950

TOTAL SOVEREIGN BONDS (Cost $635,401)		697,795

TOTAL INVESTMENTS - 99.6% (Cost $33,545,417)(b)		32,822,763
Other assets less liabilities - 0.4%		122,854

NET ASSETS - 100.0%		$32,945,617

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2030 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

*	Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registratiion, normally to qualified institutional buyers. At August 31, 2011 the aggregate market value of this security amounted to $55,147 or 0.2% of net assets.

(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 8/31/2011	Interest Income

Deutsche Bank AG (Common Stock)	$64,718	$10,789	$-	$(24,273)	$-	$52,095	$-

(b)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized depreciation was $722,654 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,798,628 and aggregate gross unrealized depreciation of $3,521,282.

SCHEDULE OF INVESTMENTS

db-X 2040 TARGET DATE FUND

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.8%

Basic Materials - 5.3%
Air Liquide S.A. (France)	354	$46,137
Allied Nevada Gold Corp.*	778	32,310
Anglo American PLC (United Kingdom)	1,722	71,989
BASF SE (Germany)	1,050	75,091
Bayer AG (Germany)	998	64,503
BHP Billiton Ltd. (Australia)	4,147	176,495
BHP Billiton PLC (United Kingdom)	2,574	88,265
Coeur d’Alene Mines Corp.*	1,400	39,830
Dow Chemical (The) Co.	2,453	69,788
E.I. du Pont de Nemours & Co.	1,703	82,203
Freeport-McMoRan Copper & Gold, Inc.	1,556	73,350
Hecla Mining Co.*	2,700	20,709
Horsehead Holding Corp.*	2,100	21,525
Linde AG (Germany)	198	30,390
Molycorp, Inc.*	1,000	56,520
Newcrest Mining Ltd. (Australia)	889	38,321
Newmont Mining Corp.	1,039	65,062
Quaker Chemical Corp.	600	20,004
Rio Tinto Ltd. (Australia)	546	42,405
Rio Tinto PLC (United Kingdom)	1,652	102,269
Rockwood Holdings, Inc.*	886	45,186
Syngenta AG (Switzerland)	123	39,121
Vulcan Materials Co.	1,361	47,676
Westlake Chemical Corp.	800	36,760
WR Grace & Co.*	800	31,536
Xstrata PLC (United Kingdom)	2,463	43,272

		1,460,717

Communications - 10.9%
AboveNet, Inc.*	300	18,444
Acme Packet, Inc.*	778	36,636
Amazon.com, Inc.*	800	172,232
Anixter International, Inc.*	560	33,046
Aruba Networks, Inc.*	1,100	23,463
AT&T, Inc.	11,878	338,286
Cisco Systems, Inc.	10,375	162,680
Comcast Corp., Class A	5,128	110,303
Corning, Inc.	3,252	48,877
Deutsche Telekom AG (Germany)	3,332	42,246
DISH Network Corp., Class A*	3,700	91,982
eBay, Inc.*	2,300	71,001
France Telecom S.A. (France)	2,339	44,790
Global Crossing Ltd. (Bermuda)*	700	19,915
Google, Inc., Class A*	521	281,841
InterDigital, Inc.	500	35,200
IPG Photonics Corp.*	500	28,990
Motorola Solutions, Inc.*	3,300	138,897
News Corp., Class A	3,929	67,854
Nokia OYJ (Finland)	5,032	32,603
NTT DoCoMo, Inc. (Japan)	19	34,437
QUALCOMM, Inc.	3,200	164,672
Rackspace Hosting, Inc.*	1,316	48,113
Softbank Corp. (Japan)	900	29,741
Sprint Nextel Corp.*	27,200	102,272
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,368	38,105
Thomson Reuters Corp. (Canada)	1,556	48,143
TIBCO Software, Inc.*	2,137	47,826
Time Warner, Inc.	2,068	65,473
United Online, Inc.	4,400	23,848
Verizon Communications, Inc.	5,817	210,401
Viasat, Inc.*	500	17,750
Vivendi (France)	1,522	37,177
Vodafone Group PLC (United Kingdom)	68,144	178,638
Walt Disney (The) Co.	3,706	126,227
Yahoo!, Inc.*	3,004	40,869

		3,012,978

Consumer, Cyclical - 8.5%
Alaska Air Group, Inc.*	466	26,902
Ascena Retail Group, Inc.*	725	20,605
Bayerische Motoren Werke AG (Germany)	357	28,964
Bebe Stores, Inc.	3,500	24,010
Brunswick Corp.	1,000	15,890
Cabela’s, Inc.*	700	16,415
Cash America International, Inc.	389	21,737
Cinemark Holdings, Inc.	1,531	32,074
Columbia Sportswear Co.	507	26,714
Compagnie Financiere Richemont S.A. (Switzerland)	605	35,094
CROCS, Inc.*	900	24,624

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2040 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Cyclical (Continued)
CVS Caremark Corp.	2,696	$96,813
Daimler AG (Germany)	1,073	58,197
Dana Holding Corp.*	1,866	23,792
Deckers Outdoor Corp.*	344	30,602
Dillard’s, Inc., Class A	511	23,649
DSW, Inc., Class A*	500	23,205
Ford Motor Co.*	7,667	85,257
Hennes & Mauritz AB, Class B (Sweden)	1,160	36,245
Honda Motor Co. Ltd. (Japan)	1,749	56,585
Johnson Controls, Inc.	1,244	39,658
Kohl’s Corp.	2,400	111,217
Las Vegas Sands Corp.*	1,300	60,541
McDonald’s Corp.	1,955	176,849
Men’s Wearhouse (The), Inc.	819	23,677
Mitsubishi Corp. (Japan)	1,743	41,643
Mitsui & Co. Ltd. (Japan)	1,551	26,408
Nike, Inc., Class B	934	80,931
Nintendo Co. Ltd. (Japan)	120	21,028
Nu Skin Enterprises, Inc., Class A	778	32,902
Penske Automotive Group, Inc.	1,244	22,691
Polaris Industries, Inc.	466	51,199
Red Robin Gourmet Burgers, Inc.*	700	21,840
Saks, Inc.*	2,333	22,583
Sally Beauty Holdings, Inc.*	2,100	35,490
Sony Corp. (Japan)	1,497	32,595
Target Corp.	1,300	67,171
Timberland (The) Co., Class A*	600	25,764
Titan Machinery, Inc.*	1,000	26,510
Toyota Motor Corp. (Japan)	3,187	113,943
Ulta Salon Cosmetics & Fragrance, Inc.*	700	41,355
Under Armour, Inc., Class A*	612	43,366
Volvo AB, Class B (Sweden)	1,925	24,001
Wal-Mart Stores, Inc.	6,744	358,848
Warnaco Group (The), Inc.*	302	16,112
Watsco, Inc.	499	29,765
Wesfarmers Ltd. (Australia)	1,320	43,470
Wolverine World Wide, Inc.	600	21,846
World Fuel Services Corp.	974	36,174

		2,356,951

Consumer, Non-cyclical - 18.3%
Abbott Laboratories	3,013	158,213
Acacia Research - Acacia Technologies*	400	17,480
AMERIGROUP Corp.*	510	25,230
Amgen, Inc.*	1,866	103,386
Anheuser-Busch InBev NV (Belgium)	839	46,447
AstraZeneca PLC (United Kingdom)	1,814	86,246
Bristol-Myers Squibb Co.	3,200	95,200
British American Tobacco PLC (United Kingdom)	2,340	104,530
Bruker Corp.*	1,737	24,718
Cardinal Health, Inc.	3,100	131,750
Catalyst Health Solutions, Inc.*	731	39,269
Centene Corp.*	714	22,769
Coca-Cola (The) Co.	4,403	310,192
Cubist Pharmaceuticals, Inc.*	700	24,283
DANONE S.A. (France)	633	43,350
Diageo PLC (United Kingdom)	3,276	66,143
Geron Corp.*	6,600	17,622
GlaxoSmithKline PLC (United Kingdom)	6,044	128,968
HEALTHSOUTH Corp.*	1,400	29,946
Healthspring, Inc.*	856	33,418
Healthways, Inc.*	1,500	18,840
Humana, Inc.	1,500	116,460
Imperial Tobacco Group PLC (United Kingdom)	1,257	41,794
Incyte Corp. Ltd.*	1,300	20,891
Intuitive Surgical, Inc.*	300	114,406
Invacare Corp.	437	10,977
JM Smucker (The) Co.	1,100	79,299
Johnson & Johnson	5,260	346,107
Kraft Foods, Inc., Class A	3,335	116,793
Lancaster Colony Corp.	431	26,127
Lexicon Pharmaceuticals, Inc.*	15,300	20,808
Live Nation Entertainment, Inc.*	2,877	26,612
Magellan Health Services, Inc.*	567	28,276
MannKind Corp.*	7,400	22,348
MasterCard, Inc., Class A	199	65,612
Medicis Pharmaceutical Corp., Class A	700	27,230
Merck & Co., Inc.	6,163	204,119
Micromet, Inc.*	4,400	21,164
Molina Healthcare, Inc.*	656	12,615
Navigant Consulting, Inc.*	2,300	21,827
Nestle S.A. (Switzerland)	4,259	263,584
Novartis AG (Switzerland)	2,667	155,400
Novo Nordisk A/S, Class B (Denmark)	519	55,524
Onyx Pharmaceuticals, Inc.*	800	27,224
Pfizer, Inc.	15,774	299,391
Pharmasset, Inc.*	400	52,528

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2040 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Non-cyclical (Continued)
Procter & Gamble (The) Co.	5,324	$339,032
Quidel Corp.*	1,600	24,448
Roche Holding AG (Switzerland)	931	162,892
Rollins, Inc.	1,302	27,225
Ruddick Corp.	373	15,252
Salix Pharmaceuticals Ltd.*	778	23,690
Sanofi (France)	1,312	95,698
Seaboard Corp.	13	30,017
Seattle Genetics, Inc.*	1,400	24,346
Select Medical Holdings Corp.*	2,566	18,604
Sirona Dental Systems, Inc.*	620	28,929
Sotheby’s	856	31,852
Takeda Pharmaceutical Co. Ltd. (Japan)	1,081	52,233
Tesco PLC (United Kingdom)	10,280	63,372
Teva Pharmaceutical Industries Ltd. (Israel)	1,185	48,626
Tootsie Roll Industries, Inc.	600	15,204
TreeHouse Foods, Inc.*	466	25,527
Unilever NV (Netherlands)	1,885	63,956
Unilever PLC (United Kingdom)	1,475	49,570
UnitedHealth Group, Inc.	2,025	96,228
Visa, Inc., Class A	1,417	124,526

		5,066,343

Diversified - 0.3%
Hutchison Whampoa Ltd. (Hong Kong)	3,000	28,750
LVMH Moet Hennessy Louis Vuitton S.A. (France)	253	42,966

		71,716

Energy - 11.2%
Berry Petroleum Co., Class A	417	20,446
BG Group PLC (United Kingdom)	4,130	89,573
Bill Barrett Corp.*	720	34,524
BP PLC (United Kingdom)	23,413	153,423
Brigham Exploration Co.*	1,133	32,970
Cameron International Corp.*	2,100	109,116
CARBO Ceramics, Inc.	212	33,952
Chevron Corp.	3,734	369,330
ConocoPhillips	2,748	187,056
Crosstex Energy, Inc.	2,000	23,380
Dril-Quip, Inc.*	508	32,868
El Paso Corp.	7,000	133,980
Endeavour International Corp.*	1,800	17,748
ENI S.p.A (Italy)	3,071	61,903
EQT Corp.	1,200	71,784
Exxon Mobil Corp.	9,233	683,612
Halliburton Co.	1,600	70,992
McMoRan Exploration Co.*	1,500	19,305
Peabody Energy Corp.	2,351	114,729
Royal Dutch Shell PLC, Class A (United Kingdom)	4,213	141,655
Royal Dutch Shell PLC, Class B (United Kingdom)	3,437	116,375
RPC, Inc.	1,770	45,843
Schlumberger Ltd. (Netherlands Antilles)	2,571	200,846
Southwestern Energy Co.*	2,803	106,374
Statoil ASA (Norway)	1,410	34,004
Total S.A. (France)	2,559	125,253
Vantage Drilling Co.*	15,200	23,256
Woodside Petroleum Ltd. (Australia)	903	34,021

		3,088,318

Financial - 18.5%
1st Source Corp.	1,200	27,300
Allianz SE (Germany)	599	61,863
Allstate (The) Corp.	5,100	133,773
Alterra Capital Holdings Ltd. (Bermuda)	1,200	24,480
American Campus Communities, Inc. REIT	776	30,272
American Capital Agency Corp. REIT	1,400	39,914
American Capital Ltd.*	4,666	40,641
American Express Co.	2,255	112,097
American International Group, Inc.*	3,800	96,254
Apollo Investment Corp.	2,644	24,034
Australia & New Zealand Banking Group Ltd. (Australia)	3,046	66,188
AvalonBay Communities, Inc. REIT	800	109,104
AXA S.A. (France)	2,101	33,820
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	5,911	53,941
Banco Santander S.A. (Spain)	11,614	107,354
Bank of America Corp.	21,911	179,013
Barclays PLC (United Kingdom)	18,651	51,854
Berkshire Hathaway, Inc., Class B*	5,044	368,212
BioMed Realty Trust, Inc. REIT	1,556	28,459
BNP Paribas (France)	1,433	74,008
Boston Private Financial Holdings, Inc.	4,300	26,789
Boston Properties, Inc. REIT	1,200	125,148
CBL & Associates Properties, Inc. REIT	1,944	28,596
Charles Schwab (The) Corp.	2,178	26,855
Chemical Financial Corp.	1,400	24,206
Citigroup, Inc.	5,857	181,860
Commonwealth Bank of Australia (Australia)	1,899	98,067

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2040 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Financial (Continued)
Credit Acceptance Corp.*	266	$18,391
Credit Suisse Group AG (Switzerland)	1,656	47,352
Deutsche Bank AG (Germany)(a)	1,301	52,908
Entertainment Properties Trust REIT	622	26,205
Equity Lifestyle Properties, Inc. REIT	390	26,879
Equity One, Inc. REIT	1,284	23,125
Equity Residential REIT	544	33,282
Franklin Resources, Inc.	448	53,724
Goldman Sachs Group (The), Inc.	1,013	117,731
Hatteras Financial Corp. REIT	800	22,088
HCP, Inc. REIT	3,700	137,936
HFF, Inc., Class A*	1,700	20,094
Highwoods Properties, Inc. REIT	616	20,180
Home Properties, Inc. REIT	466	31,161
HSBC Holdings PLC (United Kingdom)	23,017	201,104
ING Groep NV (Netherlands)*	5,507	47,772
Invesco Mortgage Capital, Inc. REIT	800	14,112
JPMorgan Chase & Co.	7,907	296,987
Kilroy Realty Corp. REIT	700	25,011
LaSalle Hotel Properties REIT	934	17,559
Lloyds Banking Group PLC (United Kingdom)*	62,011	33,921
Meadowbrook Insurance Group, Inc.	2,700	25,326
MFA Financial, Inc. REIT	4,122	30,874
Mid-America Apartment Communities, Inc. REIT	440	31,451
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,564	61,018
Mizuho Financial Group, Inc. (Japan)	20,230	30,688
National Australia Bank Ltd. (Australia)	2,568	65,235
National Retail Properties, Inc. REIT	1,250	34,075
NewStar Financial, Inc.*	2,500	25,675
Nordea Bank AB (Sweden)	3,631	33,588
OMEGA Healthcare Investors, Inc. REIT	1,273	23,105
PennantPark Investment Corp.	2,300	23,552
Pinnacle Financial Partners, Inc.*	1,800	22,824
Post Properties, Inc. REIT	500	20,900
Primerica, Inc.	800	16,664
ProAssurance Corp.*	508	36,860
Prosperity Bancshares, Inc.	715	27,063
Prudential PLC (United Kingdom)	3,424	34,594
Public Storage REIT	312	38,604
S&T Bancorp, Inc.	1,500	27,825
Signature Bank*	622	34,589
Simon Property Group, Inc. REIT	513	60,278
Societe Generale (France)	958	32,221
Standard Chartered PLC (United Kingdom)	2,556	58,265
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,752	51,664
SVB Financial Group*	622	28,662
T. Rowe Price Group, Inc.	2,644	141,401
Tanger Factory Outlet Centers, Inc. REIT	996	28,017
UBS AG (Switzerland)*	5,116	74,033
Universal Health Realty Income Trust REIT	622	23,275
Washington Real Estate Investment Trust REIT	875	27,073
Wells Fargo & Co.	10,471	273,292
WesBanco, Inc.	1,400	27,132
Westpac Banking Corp. (Australia)	4,174	92,085
Weyerhaeuser Co. REIT	5,081	91,610
Zurich Financial Services AG (Switzerland)	179	40,352

		5,135,494

Industrial - 8.0%
ABB Ltd. (Switzerland)	2,529	54,190
Actuant Corp., Class A	800	16,064
Acuity Brands, Inc.	544	25,046
AO Smith Corp.	500	19,645
Brady Corp., Class A	778	21,395
Caterpillar, Inc.	1,183	107,654
CIE de St-Gobain (France)	551	27,794
CLARCOR, Inc.	785	36,534
Clean Harbors, Inc.*	776	41,803
Drew Industries, Inc.*	1,200	23,892
Eaton Corp.	598	25,684
Emerson Electric Co.	1,294	60,235
EnerSys*	622	13,976
Fanuc Corp. (Japan)	234	38,618
FedEx Corp.	544	42,824
FEI Co.*	500	15,995
General Dynamics Corp.	772	49,470
General Electric Co.	21,215	346,017
Genesee & Wyoming, Inc., Class A*	500	25,970
Golar LNG Ltd. (Bermuda)	700	23,093
GrafTech International Ltd.*	1,570	24,649
Greenbrier Cos., Inc.*	1,200	20,856
HEICO Corp.	500	27,260
Hitachi Ltd. (Japan)	5,000	27,004
Ingersoll-Rand PLC (Ireland)	2,934	98,318
Jacobs Engineering Group, Inc.*	1,200	44,688
John Bean Technologies Corp.	1,400	22,120
Komatsu Ltd. (Japan)	1,088	28,811

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2040 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Industrial (Continued)
Koninklijke Philips Electronics NV (Netherlands)	1,235	$26,192
Measurement Specialties, Inc.*	800	24,984
Mitsubishi Electric Corp. (Japan)	2,333	23,187
Multi-Fineline Electronix, Inc.*	1,300	24,739
Nordson Corp.	933	40,959
Norfolk Southern Corp.	700	47,376
Old Dominion Freight Line, Inc.*	600	19,272
Polypore International, Inc.*	500	30,835
Republic Services, Inc.	3,523	106,958
Robbins & Myers, Inc.	400	19,220
Sauer-Danfoss, Inc.*	500	21,615
Schneider Electric S.A. (France)	313	41,956
Siemens AG (Germany)	1,050	108,667
Silgan Holdings, Inc.	790	29,965
Stanley Black & Decker, Inc.	1,500	92,970
Teledyne Technologies, Inc.*	400	21,836
Thermo Fisher Scientific, Inc.*	778	42,735
Triumph Group, Inc.	500	26,190
United Parcel Service, Inc., Class B	1,758	118,471
Vinci S.A. (France)	514	26,920

		2,204,652

Technology - 10.3%
Accenture PLC, Class A (Ireland)	1,200	64,308
Activision Blizzard, Inc.	9,900	117,216
Apple, Inc.*	1,451	558,388
Ariba, Inc.*	1,100	29,843
CACI International, Inc., Class A*	459	25,273
Canon, Inc. (Japan)	1,300	61,115
Concur Technologies, Inc.*	668	27,936
Deltek, Inc.*	3,500	23,100
EPIQ Systems, Inc.	1,800	22,536
Fortinet, Inc.*	1,600	30,608
Hewlett-Packard Co.	4,200	109,326
Intel Corp.	10,235	206,031
International Business Machines Corp.	2,213	380,437
Jack Henry & Associates, Inc.	1,311	38,334
Magma Design Automation, Inc.*	3,300	16,797
Mantech International Corp., Class A	400	14,996
Microsemi Corp.*	1,000	15,530
Microsoft Corp.	15,248	405,597
Monolithic Power Systems, Inc.*	1,900	23,997
Monotype Imaging Holdings, Inc.*	1,900	22,249
Omnicell, Inc.*	1,500	23,460
Oracle Corp.	10,200	286,314
Parametric Technology Corp.*	1,523	27,414
QLIK Technologies, Inc.*	900	22,842
Quality Systems, Inc.	282	25,950
Quest Software, Inc.*	1,258	21,675
Riverbed Technology, Inc.*	1,450	35,931
Silicon Graphics International Corp.*	1,600	25,488
Silicon Image, Inc.*	4,100	21,853
TriQuint Semiconductor, Inc.*	1,837	13,924
VeriFone Systems, Inc.*	1,088	38,319
Xerox Corp.	13,598	112,864

		2,849,651

Utilities - 1.5%
CenterPoint Energy, Inc.	3,800	76,038
E.ON AG (Germany)	2,557	56,162
ENEL S.p.A (Italy)	8,256	40,416
GDF Suez (France)	1,434	45,330
Iberdrola S.A. (Spain)	5,358	39,606
National Grid PLC (United Kingdom)	4,455	45,046
Piedmont Natural Gas Co., Inc.	1,012	31,271
South Jersey Industries, Inc.	300	15,459
Southern Co.	1,502	62,123

		411,451

TOTAL COMMON STOCKS (Cost $27,498,170)		25,658,271

PREFERRED STOCKS - 0.1%

Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)	175	29,215

(Cost $37,426)		29,215

	Principal Amount	Value
CORPORATE BONDS - 4.4%

Basic Materials - 0.0%(b)
Barrick North America Finance LLC- 144A
5.70%, 5/30/41	$15,000	$15,896

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2040 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Principal Amount	Value
Communications - 0.7%
America Movil S.A.B de CV (Mexico)
6.125%, 3/30/40	$8,000	$8,964
BellSouth Corp.
6.00%, 11/15/34	74,000	78,629
Cisco Systems, Inc.
5.90%, 2/15/39	20,000	22,742
Comcast Corp.
6.45%, 3/15/37	33,000	36,795
Time Warner Cable, Inc.
6.55%, 5/01/37	36,000	39,949
Verizon Communications, Inc.
6.00%, 4/01/41	8,000	9,190

		196,269

Consumer, Cyclical - 0.5%
CVS Caremark Corp.
6.302%, 6/01/37(c)	14,000	13,652
6.125%, 9/15/39	15,000	16,496
Home Depot, Inc.
5.95%, 4/01/41	10,000	11,000
Johnson Controls, Inc.
5.70%, 3/01/41	8,000	8,602
Target Corp.
7.00%, 1/15/38	26,000	33,577
Wal-Mart Stores, Inc.
6.50%, 8/15/37	42,000	52,325

		135,652

Consumer, Non-cyclical - 0.7%
Aetna, Inc.
6.625%, 6/15/36	5,000	6,027
Anheuser-Busch InBev Worldwide, Inc.
8.00%, 11/15/39	13,000	18,865
Archer-Daniels-Midland Co.
5.765%, 3/01/41	10,000	11,711
AstraZeneca PLC (United Kingdom)
6.45%, 9/15/37	27,000	33,966
Bristol-Myers Squibb Co.
5.875%, 11/15/36	17,000	19,936
Eli Lilly & Co.
5.55%, 3/15/37	19,000	21,670
Johnson & Johnson
5.95%, 8/15/37	15,000	18,852
Kroger (The) Co.
5.40%, 7/15/40	9,000	9,270
Procter & Gamble (The) Co.
5.55%, 3/05/37	31,000	36,442
Unilever Capital Corp.
5.90%, 11/15/32	17,000	20,897

		197,636

Energy - 0.6%
Apache Corp.
6.00%, 1/15/37	15,000	17,876
Hess Corp.
5.60%, 2/15/41	20,000	20,742
Marathon Petroleum Corp.- 144A
6.50%, 3/01/41	11,000	12,002
Oneok Partners LP
6.125%, 2/01/41	10,000	10,605
Petrobras International Finance Co. - Pifco (Cayman Islands)
6.75%, 1/27/41	12,000	13,620
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	25,000	32,095
Suncor Energy, Inc. (Canada)
6.50%, 6/15/38	18,000	20,790
TransCanada PipeLines Ltd. (Canada)
7.625%, 1/15/39	12,000	16,052
Transocean, Inc. (Cayman Islands)
6.80%, 3/15/38	15,000	16,460

		160,242

Financial - 0.7%
Allstate (The) Corp.
5.55%, 5/09/35	33,000	33,310
Bank of America NA
6.00%, 10/15/36	30,000	28,337
Chubb Corp.
6.00%, 5/11/37	17,000	18,868
General Electric Capital Corp., MTN
5.875%, 1/14/38	19,000	19,428
Goldman Sachs Capital II
5.793%, 6/01/43(c)	8,000	5,800
JPMorgan Chase & Co.
5.50%, 10/15/40	28,000	27,805
Principal Financial Group, Inc.
6.05%, 10/15/36	6,000	6,239
Prudential Financial, Inc., MTN
6.20%, 11/15/40	15,000	15,477

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X 2040 TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Principal Amount	Value
Financial (Continued)
Wachovia Bank NA
6.60%, 1/15/38	$28,000	$32,052

		187,316

Industrial - 0.4%
Burlington Northern Santa Fe LLC
6.15%, 5/01/37	7,000	8,069
Caterpillar, Inc.
5.20%, 5/27/41	12,000	12,939
CSX Corp.
6.00%, 10/01/36	28,000	31,766
GE Capital Trust I
6.375%, 11/15/67(c)	8,000	7,940
Lockheed Martin Corp., Series B
6.15%, 9/01/36	4,000	4,609
Norfolk Southern Corp.
7.90%, 5/15/97	7,000	9,852
United Parcel Service, Inc.
6.20%, 1/15/38	7,000	8,803
United Technologies Corp.
6.125%, 7/15/38	17,000	20,678

		104,656

Technology - 0.1%
Oracle Corp.- 144A
5.375%, 7/15/40	22,000	24,265

Utilities - 0.7%
Florida Power & Light Co.
5.95%, 2/01/38	11,000	13,551
5.25%, 2/01/41	14,000	15,831
Georgia Power Co.
5.40%, 6/01/40	15,000	16,524
MidAmerican Energy Holdings Co.
6.125%, 4/01/36	55,000	63,884
Pacific Gas & Electric Co.
6.05%, 3/01/34	52,000	60,110
Southern California Edison Co.
6.05%, 3/15/39	4,000	4,974
Southern California Gas Co.
5.125%, 11/15/40	14,000	15,788

		190,662

TOTAL CORPORATE BONDS (Cost $1,170,958)		1,212,594

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 2.0%
United States Treasury Bonds/Notes - 2.0%
4.375%, 2/15/38	10,600	12,172
4.50%, 8/15/39	30,000	35,048
4.375%, 11/15/39	100,000	114,500
4.625%, 2/15/40	100,000	119,172
4.375%, 5/15/40	88,500	101,292
3.875%, 8/15/40	90,000	94,641
4.75%, 2/15/41	80,000	97,312

		574,137

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $516,598)		574,137

SOVEREIGN BONDS - 0.5%
Federative Republic of Brazil (Brazil)
7.125%, 1/20/37	48,000	63,960
Panama Government International Bond (Panama)
6.70%, 1/26/36	24,000	29,820
Tennessee Valley Authority
4.875%, 1/15/48	37,000	41,949

TOTAL SOVEREIGN BONDS (Cost $124,706)		135,729

TOTAL INVESTMENTS - 99.8% (Cost $29,347,858)(d)		27,609,946
Other assets less liabilities - 0.2%		47,726

NET ASSETS - 100.0%		$27,657,672

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011 the aggregate market value of these securities amounted to $52,163 or 0.2% of net assets.

(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 8/31/2011	Interest Income

Deutsche Bank AG (Common Stock)	$72,637	$13,014	$(8,667)	$(21,181)	$270	$52,908	$-

(b)	Less than 0.1%.
(c)	Variable Rate Coupon. Stated interest rate was in effect at August 31, 2011
(d)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized depreciation was $1,737,912 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,296,400 and aggregate gross unrealized depreciation of $4,034,312.

SCHEDULE OF INVESTMENTS

db-X IN-TARGET DATE FUND

August 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 26.5%

Basic Materials - 1.5%
Air Liquide S.A. (France)	44	$5,735
Allied Nevada Gold Corp.*	125	5,191
Anglo American PLC (United Kingdom)	207	8,654
BASF SE (Germany)	142	10,155
Bayer AG (Germany)	135	8,725
BHP Billiton Ltd. (Australia)	633	26,941
BHP Billiton PLC (United Kingdom)	353	12,105
Coeur d’Alene Mines Corp.*	125	3,556
Dow Chemical (The) Co.	351	9,986
E.I. du Pont de Nemours & Co.	240	11,585
Freeport-McMoRan Copper & Gold, Inc	200	9,428
Hecla Mining Co.*	400	3,068
Horsehead Holding Corp.*	300	3,075
Linde AG (Germany)	58	8,902
Molycorp, Inc.*	200	11,304
Newcrest Mining Ltd. (Australia)	230	9,914
Newmont Mining Corp.	162	10,144
Quaker Chemical Corp.	100	3,334
Rio Tinto Ltd. (Australia)	129	10,019
Rio Tinto PLC (United Kingdom)	350	21,667
Rockwood Holdings, Inc.*	80	4,080
Syngenta AG (Switzerland)	48	15,266
Vulcan Materials Co.	225	7,882
Westlake Chemical Corp.	100	4,595
WR Grace & Co.*	100	3,942
Xstrata PLC (United Kingdom)	517	9,083

		238,336

Communications - 3.1%
AboveNet, Inc.*	100	6,148
Acme Packet, Inc.*	150	7,064
Amazon.com, Inc.*	100	21,529
Aruba Networks, Inc.*	200	4,266
AT&T, Inc.	1,896	53,998
Cisco Systems, Inc.	1,707	26,766
Comcast Corp., Class A	871	18,734
Corning, Inc.	585	8,793
Deutsche Telekom AG (Germany)	450	5,705
DISH Network Corp., Class A*	600	14,916
eBay, Inc.*	400	12,348
France Telecom S.A. (France)	299	5,726
Global Crossing Ltd. (Bermuda)*	100	2,845
Google, Inc., Class A*	88	47,605
InterDigital, Inc.	100	7,040
IPG Photonics Corp.*	100	5,798
Motorola Solutions, Inc.	500	21,045
News Corp., Class A	587	10,137
Nokia OYJ (Finland)	566	3,667
NTT DoCoMo, Inc. (Japan)	2	3,625
QUALCOMM, Inc.	500	25,730
Rackspace Hosting, Inc.*	149	5,447
Softbank Corp. (Japan)	300	9,914
Sprint Nextel Corp.*	4,400	16,544
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	922	10,431
Thomson Reuters Corp. (Canada)	225	6,962
TIBCO Software, Inc.*	322	7,206
Time Warner, Inc.	351	11,113
United Online, Inc.	700	3,794
Verizon Communications, Inc.	810	29,298
Viasat, Inc.*	100	3,550
Vivendi (France)	201	4,910
Vodafone Group PLC (United Kingdom)	11,988	31,426
Walt Disney (The) Co.	595	20,265
Yahoo!, Inc.*	450	6,122

		480,467

Consumer, Cyclical - 2.4%
Alaska Air Group, Inc.*	75	4,330
Ascena Retail Group, Inc.*	180	5,116
Bayerische Motoren Werke AG (Germany)	98	7,951
Bebe Stores, Inc.	600	4,116
Brunswick Corp.	200	3,178
Cabela’s, Inc.*	100	2,345
Cash America International, Inc.	100	5,588
Cinemark Holdings, Inc.	281	5,887
Columbia Sportswear Co.	35	1,844
Compagnie Financiere Richemont S.A. (Switzerland)	100	5,801
CROCS, Inc.*	100	2,736
CVS Caremark Corp.	432	15,513

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X IN-TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value
Consumer, Cyclical (Continued)
Daimler AG (Germany)	130	$7,051
Dana Holding Corp.*	300	3,825
Deckers Outdoor Corp.*	75	6,672
Dillard’s, Inc., Class A	50	2,314
DSW, Inc., Class A*	100	4,641
Ezcorp, Inc., Class A*	100	3,355
Ford Motor Co.*	1,247	13,867
Hennes & Mauritz AB, Class B (Sweden)	154	4,812
Honda Motor Co. Ltd. (Japan)	258	8,347
Johnson Controls, Inc.	225	7,173
Kohl’s Corp.	400	18,536
Las Vegas Sands Corp.*	200	9,314
McDonald’s Corp.	321	29,038
Men’s Wearhouse (The), Inc.	112	3,238
Mitsubishi Corp. (Japan)	249	5,949
Mitsui & Co. Ltd. (Japan)	360	6,129
Nike, Inc., Class B	150	12,997
Nintendo Co. Ltd. (Japan)	16	2,804
Nu Skin Enterprises, Inc., Class A	150	6,344
Penske Automotive Group, Inc.	200	3,648
Red Robin Gourmet Burgers, Inc.*	100	3,120
Saks, Inc.*	375	3,630
Sally Beauty Holdings, Inc.*	300	5,070
Sony Corp. (Japan)	169	3,680
Steelcase, Inc., Class A	200	1,656
Target Corp.	200	10,334
Timberland (The) Co., Class A*	100	4,294
Titan Machinery, Inc.*	200	5,302
Toyota Motor Corp. (Japan)	480	17,161
Ulta Salon Cosmetics & Fragrance, Inc.*	100	5,907
Under Armour, Inc., Class A*	50	3,543
Wal-Mart Stores, Inc.	1,175	62,522
Warnaco Group (The), Inc.*	83	4,428
Watsco, Inc.	75	4,474
Wesfarmers Ltd. (Australia)	310	10,209
Wolverine World Wide, Inc.	100	3,641
World Fuel Services Corp.	158	5,868

		379,298

Consumer, Non-cyclical - 5.2%
Abbott Laboratories	471	24,732
Acacia Research - Acacia Technologies*	100	4,370
AMERIGROUP Corp.*	36	1,781
Amgen, Inc.*	300	16,622
Anheuser-Busch InBev NV (Belgium)	112	6,200
AstraZeneca PLC (United Kingdom)	207	9,842
Bristol-Myers Squibb Co.	500	14,875
British American Tobacco PLC (United Kingdom)	279	12,463
Bruker Corp.*	244	3,472
Cardinal Health, Inc.	500	21,249
Catalyst Health Solutions, Inc.*	120	6,446
Centene Corp.*	150	4,784
Coca-Cola (The) Co.	796	56,078
Cubist Pharmaceuticals, Inc.*	100	3,469
DANONE S.A. (France)	130	8,903
Diageo PLC (United Kingdom)	378	7,632
Geo Group (The), Inc.*	100	2,147
Geron Corp.*	1,100	2,937
GlaxoSmithKline PLC (United Kingdom)	1,161	24,774
HEALTHSOUTH Corp.*	225	4,813
Healthspring, Inc.*	100	3,904
Healthways, Inc.*	200	2,512
Humana, Inc.	200	15,528
Imperial Tobacco Group PLC (United Kingdom)	290	9,642
Incyte Corp. Ltd.*	200	3,214
Intuitive Surgical, Inc.*	50	19,068
JM Smucker (The) Co.	200	14,418
Johnson & Johnson	836	55,008
Kraft Foods, Inc., Class A	506	17,719
Lancaster Colony Corp.	64	3,880
Lexicon Pharmaceuticals, Inc.*	2,500	3,400
Live Nation Entertainment, Inc.*	450	4,163
Magellan Health Services, Inc.*	103	5,137
MannKind Corp.*	1,200	3,624
MasterCard, Inc., Class A	35	11,540
Medicis Pharmaceutical Corp., Class A	100	3,890
Merck & Co., Inc.	974	32,259
Micromet, Inc.*	700	3,367
Navigant Consulting, Inc.*	400	3,796
Nestle S.A. (Switzerland)	679	42,021
Novartis AG (Switzerland)	363	21,151
Novo Nordisk A/S, Class B (Denmark)	79	8,452
Onyx Pharmaceuticals, Inc.*	100	3,403
Pfizer, Inc.	2,610	49,538
Pharmasset, Inc.*	100	13,132
Procter & Gamble (The) Co.	845	53,810

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X IN-TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Quidel Corp.*	300	$4,584
Roche Holding AG (Switzerland)	164	28,694
Rollins, Inc.	330	6,900
Ruddick Corp.	128	5,234
Salix Pharmaceuticals Ltd.*	150	4,568
Sanofi (France)	168	12,254
Seaboard Corp.	2	4,618
Seattle Genetics, Inc.*	200	3,478
Select Medical Holdings Corp.*	300	2,175
Sirona Dental Systems, Inc.*	20	933
Sotheby’s	150	5,582
Takeda Pharmaceutical Co. Ltd. (Japan)	160	7,731
Tesco PLC (United Kingdom)	1,246	7,681
Teva Pharmaceutical Industries Ltd. (Israel)	187	7,673
Tootsie Roll Industries, Inc.	100	2,534
TreeHouse Foods, Inc.*	75	4,109
Unilever NV (Netherlands)	246	8,347
Unilever PLC (United Kingdom)	197	6,621
United Rentals, Inc.*	100	1,668
UnitedHealth Group, Inc.	339	16,109
ViroPharma, Inc.*	100	1,981
Visa, Inc., Class A	222	19,509

		808,148

Diversified - 0.1%
Compass Diversified Holdings	100	1,372
LVMH Moet Hennessy Louis Vuitton S.A. (France)	46	7,812

		9,184

Energy - 3.2%
Berry Petroleum Co., Class A	175	8,580
BG Group PLC (United Kingdom)	585	12,688
Bill Barrett Corp.*	22	1,055
BP PLC (United Kingdom)	3,141	20,583
Brigham Exploration Co.*	225	6,548
Cameron International Corp.*	300	15,588
Chevron Corp.	696	68,841
ConocoPhillips	426	28,998
Crosstex Energy, Inc.	300	3,507
Dril-Quip, Inc.*	75	4,853
El Paso Corp.	1,100	21,054
Endeavour International Corp.*	300	2,958
ENI S.p.A (Italy)	414	8,345
EQT Corp.	200	11,964
Exxon Mobil Corp.	1,631	120,759
Halliburton Co.	300	13,311
McMoRan Exploration Co.*	200	2,574
Peabody Energy Corp.	343	16,738
Royal Dutch Shell PLC, Class A (United Kingdom)	595	20,006
Royal Dutch Shell PLC, Class B (United Kingdom)	459	15,542
RPC, Inc.	180	4,662
Schlumberger Ltd. (Netherlands Antilles)	433	33,825
Southwestern Energy Co.*	434	16,470
Statoil ASA (Norway)	657	15,845
Total S.A. (France)	350	17,131
Vantage Drilling Co.*	2,400	3,672
Woodside Petroleum Ltd. (Australia)	88	3,315

		499,412

Financial - 5.3%
1st Source Corp.	200	4,550
Alexander’s, Inc. REIT	13	5,628
Allianz SE (Germany)	73	7,539
Allstate (The) Corp.	800	20,984
Alterra Capital Holdings Ltd. (Bermuda)	200	4,080
American Campus Communities, Inc. REIT	164	6,398
American Capital Agency Corp. REIT	200	5,702
American Capital Ltd.*	749	6,524
American Express Co.	375	18,641
American International Group, Inc.*	600	15,198
Apollo Investment Corp.	450	4,091
Australia & New Zealand Banking Group Ltd. (Australia)	668	14,515
AvalonBay Communities, Inc. REIT	100	13,638
AXA S.A. (France)	240	3,863
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	492	4,490
Banco Santander S.A. (Spain)	2,030	18,764
Bank of America Corp.	3,589	29,322
Barclays PLC (United Kingdom)	2,950	8,202
Berkshire Hathaway, Inc., Class B*	808	58,984
BioMed Realty Trust, Inc. REIT	225	4,115
BNP Paribas (France)	285	14,719
Boston Private Financial Holdings, Inc.	700	4,361
Boston Properties, Inc. REIT	225	23,464
CBL & Associates Properties, Inc. REIT	300	4,413
Charles Schwab (The) Corp.	451	5,561
Chemical Financial Corp.	200	3,458

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X IN-TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Citigroup, Inc.	939	$29,156
Cohen & Steers, Inc.	100	3,868
Commonwealth Bank of Australia (Australia)	368	19,004
Credit Acceptance Corp.*	75	5,186
Credit Suisse Group AG (Switzerland)*	139	3,975
DCT Industrial Trust, Inc. REIT	400	1,804
Deutsche Bank AG (Germany)(a)	167	6,791
Entertainment Properties Trust REIT	75	3,160
Equity Lifestyle Properties, Inc. REIT	75	5,169
Equity One, Inc. REIT	230	4,142
Equity Residential REIT	75	4,589
Franklin Resources, Inc.	76	9,114
Goldman Sachs Group (The), Inc.	164	19,059
Hatteras Financial Corp. REIT	100	2,761
HCP, Inc. REIT	600	22,367
HFF, Inc., Class A*	300	3,546
Highwoods Properties, Inc. REIT	145	4,750
Home Properties, Inc. REIT	75	5,015
HSBC Holdings PLC (United Kingdom)	3,503	30,606
ING Groep NV (Netherlands)*	901	7,816
Invesco Mortgage Capital, Inc. REIT	100	1,764
JPMorgan Chase & Co.	1,231	46,236
Kilroy Realty Corp. REIT	50	1,787
LaSalle Hotel Properties REIT	150	2,820
Lloyds Banking Group PLC (United Kingdom)*	8,217	4,495
Meadowbrook Insurance Group, Inc.	400	3,752
MFA Financial, Inc. REIT	581	4,352
Mid-America Apartment Communities, Inc. REIT	60	4,289
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,936	8,709
Mizuho Financial Group, Inc. (Japan)	9,480	14,381
National Australia Bank Ltd. (Australia)	273	6,935
National Retail Properties, Inc. REIT	210	5,725
NewStar Financial, Inc.*	400	4,108
Nordea Bank AB (Sweden)	471	4,357
OMEGA Healthcare Investors, Inc. REIT	219	3,975
PennantPark Investment Corp.	400	4,096
Pinnacle Financial Partners, Inc.*	300	3,804
Post Properties, Inc. REIT	100	4,180
Primerica, Inc.	100	2,083
ProAssurance Corp.*	76	5,515
Prosperity Bancshares, Inc.	101	3,823
Prudential PLC (United Kingdom)	931	9,406
Public Storage REIT	75	9,280
S&T Bancorp, Inc.	200	3,710
Signature Bank*	75	4,171
Simon Property Group, Inc. REIT	82	9,635
Societe Generale (France)	75	2,523
Standard Chartered PLC (United Kingdom)	301	6,861
Sumitomo Mitsui Financial Group, Inc. (Japan)	332	9,790
SVB Financial Group*	75	3,456
T. Rowe Price Group, Inc.	350	18,718
Tanger Factory Outlet Centers, Inc. REIT	110	3,094
UBS AG (Switzerland)*	522	7,554
Universal Health Realty Income Trust REIT	75	2,807
Washington Real Estate Investment Trust REIT	154	4,765
Wells Fargo & Co.	1,699	44,343
WesBanco, Inc.	200	3,876
Westamerica Bancorporation	65	2,757
Westpac Banking Corp. (Australia)	611	13,480
Weyerhaeuser Co. REIT	732	13,198
Zurich Financial Services AG (Switzerland)	23	5,185

		822,877

Industrial - 2.3%
ABB Ltd. (Switzerland)	360	7,714
Actuant Corp., Class A	100	2,008
Acuity Brands, Inc.	75	3,453
AO Smith Corp.	100	3,929
Brady Corp., Class A	150	4,125
Brink’s (The) Co.	100	2,570
Caterpillar, Inc.	163	14,833
CIE de St-Gobain (France)	175	8,828
CLARCOR, Inc.	124	5,771
Clean Harbors, Inc.*	150	8,081
Cymer, Inc.*	100	4,046
Drew Industries, Inc.*	200	3,982
Eaton Corp.	70	3,007
Emerson Electric Co.	227	10,566
EnerSys*	100	2,247
Fanuc Corp. (Japan)	60	9,902
FedEx Corp.	75	5,904
FEI Co.*	100	3,199
General Dynamics Corp.	124	7,946
General Electric Co.	3,393	55,340
Genesee & Wyoming, Inc., Class A*	100	5,194
Golar LNG Ltd. (Bermuda)	100	3,299

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X IN-TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
GrafTech International Ltd.*	300	$4,710
Greenbrier Cos., Inc.*	200	3,476
HEICO Corp.	100	5,452
Ingersoll-Rand PLC (Ireland)	525	17,593
Jacobs Engineering Group, Inc.*	200	7,448
John Bean Technologies Corp.	200	3,160
Komatsu Ltd. (Japan)	200	5,296
Koninklijke Philips Electronics NV (Netherlands)	188	3,987
Measurement Specialties, Inc.*	100	3,123
Multi-Fineline Electronix, Inc.*	200	3,806
Nordson Corp.	50	2,195
Norfolk Southern Corp.	100	6,768
Old Dominion Freight Line, Inc.*	100	3,212
Polypore International, Inc.*	100	6,167
Republic Services, Inc.	553	16,789
Robbins & Myers, Inc.	100	4,805
Sauer-Danfoss, Inc.*	100	4,323
Schneider Electric S.A. (France)	37	4,960
Siemens AG (Germany)	142	14,696
Silgan Holdings, Inc.	89	3,376
Stanley Black & Decker, Inc.	200	12,396
Teledyne Technologies, Inc.*	100	5,459
Thermo Fisher Scientific, Inc.*	150	8,240
Triumph Group, Inc.	100	5,238
United Parcel Service, Inc., Class B	308	20,756
Vinci S.A. (France)	71	3,718

		357,093

Technology - 3.0%
Accenture PLC, Class A (Ireland)	200	10,718
Activision Blizzard, Inc.	1,600	18,944
Apple, Inc.*	242	93,129
Ariba, Inc.*	200	5,426
Canon, Inc. (Japan)	300	14,104
Concur Technologies, Inc.*	120	5,018
Deltek, Inc.*	600	3,960
EPIQ Systems, Inc.	300	3,756
Fortinet, Inc.*	300	5,739
Hewlett-Packard Co.	700	18,221
Intel Corp.	1,574	31,684
International Business Machines Corp.	375	64,467
Jack Henry & Associates, Inc.	102	2,982
Magma Design Automation, Inc.*	500	2,545
Mantech International Corp., Class A	100	3,749
MedAssets, Inc.*	200	2,286
Mentor Graphics Corp.*	300	3,357
Microsemi Corp.*	200	3,106
Microsoft Corp.	2,402	63,893
Monolithic Power Systems, Inc.*	300	3,789
Monotype Imaging Holdings, Inc.*	300	3,513
Omnicell, Inc.*	200	3,128
Oracle Corp.	1,600	44,912
Parametric Technology Corp.*	194	3,492
QLIK Technologies, Inc.*	200	5,076
Quest Software, Inc.*	231	3,980
Riverbed Technology, Inc.*	222	5,501
Silicon Graphics International Corp.*	300	4,779
Silicon Image, Inc.*	700	3,731
TriQuint Semiconductor, Inc.*	375	2,843
VeriFone Systems, Inc.*	50	1,761
Xerox Corp.	2,048	16,998

		460,587

Utilities - 0.5%
CenterPoint Energy, Inc.	600	12,006
E.ON AG (Germany)	309	6,787
ENEL S.p.A (Italy)	816	3,995
GDF Suez (France)	185	5,848
Iberdrola S.A. (Spain)	1,284	9,491
National Grid PLC (United Kingdom)	1,041	10,526
Piedmont Natural Gas Co., Inc.	177	5,469
South Jersey Industries, Inc.	100	5,153
Southern Co.	232	9,596

		68,871

TOTAL COMMON STOCKS (Cost $4,155,679)		4,124,273

PREFERRED STOCKS - 0.0%(b)

Consumer, Cyclical - 0.0%(b)
Volkswagen AG (Germany)	47	7,846

(Cost $10,052)		7,846

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X IN-TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 11.6%

Basic Materials - 0.1%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	$22,000	$23,443

Communications - 1.3%
AT&T, Inc.
5.875%, 2/01/12	75,000	76,548
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	20,000	22,009
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	50,000	55,558
Google, Inc.
1.25%, 5/19/14	10,000	10,190
Qwest Corp.
8.875%, 3/15/12	30,000	31,087

		195,392

Consumer, Cyclical - 0.2%
Wal-Mart Stores, Inc.
4.55%, 5/01/13	29,000	30,938

Consumer, Non-cyclical - 0.5%
Kroger (The) Co.
5.50%, 2/01/13	40,000	42,407
Wyeth
5.50%, 2/01/14	26,000	28,809

		71,216

Energy - 0.8%
Apache Corp.
5.25%, 4/15/13	20,000	21,489
BP Capital Markets PLC (United Kingdom)
3.625%, 5/08/14	30,000	31,664
Spectra Energy Capital LLC
6.25%, 2/15/13	60,000	63,870

		117,023

Financial - 6.8%
Bank of America Corp., MTN
3.125%, 6/15/12	108,000	110,402
Bank of America Corp.
4.875%, 1/15/13	112,000	113,617
Bank of New York Mellon (The) Corp.
4.30%, 5/15/14	52,000	56,284
Boeing Capital Corp.
5.80%, 1/15/13	54,000	57,838
Caterpillar Financial Services Corp., MTN
6.125%, 2/17/14	20,000	22,445
Citigroup, Inc.
6.375%, 8/12/14	25,000	27,285
General Electric Capital Corp., Series A, MTN
5.875%, 2/15/12	14,000	14,328
General Electric Capital Corp., Series G, MTN
5.25%, 10/19/12	20,000	20,948
HSBC Finance Corp.
6.375%, 11/27/12	77,000	80,815
John Deere Capital Corp.
7.00%, 3/15/12	44,000	45,474
JPMorgan Chase & Co.
5.75%, 1/02/13	224,000	236,348
KFW (Germany)
3.25%, 10/14/11	119,000	119,370
Morgan Stanley
5.30%, 3/01/13	64,000	66,246
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	36,000	38,787
Wachovia Corp.
5.25%, 8/01/14	44,000	47,097

		1,057,284

Government - 1.4%
European Investment Bank, MTN (Supranational)
4.625%, 5/15/14	156,000	172,672
Inter-American Development Bank (Supranational)
4.375%, 9/20/12	50,000	52,119

		224,791

Technology - 0.2%
Hewlett-Packard Co.
6.125%, 3/01/14	26,000	28,695

Utilities - 0.3%
Exelon Generation Co. LLC
5.35%, 1/15/14	40,000	43,176

TOTAL CORPORATE BONDS (Cost $1,768,445)		1,791,958

SCHEDULE OF INVESTMENTS (CONTINUED)

db-X IN-TARGET DATE FUND (Continued)

August 31, 2011 (Unaudited)

	Principal Amount	Value

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 61.3%

Federal Home Loan Banks - 1.1%
1.125%, 5/18/12	$170,000	$171,096

Federal Home Loan Mortgage Corp. - 4.8%
2.125%, 3/23/12	170,000	171,818
4.50%, 1/15/13	539,000	570,243

		742,061

Federal National Mortgage Association - 0.7%
1.50%, 6/26/13	110,000	112,380

United States Treasury Bonds/Notes - 54.7%
1.00%, 9/30/11	570,000	570,512
1.00%, 10/31/11	570,000	570,980
4.50%, 11/30/11	609,800	616,590
0.875%, 1/31/12	570,000	572,026
1.375%, 2/15/12	480,000	482,944
1.375%, 5/15/12	158,700	160,151
4.75%, 5/31/12	575,800	595,841
1.75%, 8/15/12	254,000	257,949
2.875%, 1/31/13	658,500	683,656
2.50%, 3/31/13	625,000	647,901
1.125%, 6/15/13	345,000	350,767
3.375%, 7/31/13	484,000	513,456
3.125%, 8/31/13	535,000	566,180
0.75%, 9/15/13	565,000	571,268
1.25%, 2/15/14	500,000	512,383
4.75%, 5/15/14	727,500	815,425

		8,488,029

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS (Cost $9,449,354)		9,513,566

SOVEREIGN BOND - 0.2%
United Mexican States, Series A, MTN (Mexico)
6.375%, 1/16/13	30,000	32,175

(Cost $32,250)

TOTAL INVESTMENTS - 99.7% (Cost $15,415,780)(c)		15,469,818
Other assets less liabilities - 0.3%		43,279

NET ASSETS - 100.0%		$15,513,097

MTN - Medium Term Note.

REIT - Real Estate Investment Trust.

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	Fair Value 5/31/2011	Purchase at Cost	from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Fair Vale 8/31/2011	Interest Income
Deutsche Bank AG (Common Stock)	$5,061	$4,637	$-	$(2,691)	$-	$6,791	$-

(b)	Less than 0.1%.
(c)	The cost stated also approximates the aggregate cost for Federal income tax purposes. At August 31, 2011, net unrealized depreciation was $54,038 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $467,526 and aggregate gross unrealized depreciation of $413,488.

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the three-month period ended August 31, 2011, there were no significant transfers between investment levels, unless otherwise noted.

	Level 1	Investment in Securities Level 2	Level 3	Fair Value at 8/31/2011
db-X 2010 Exchange-Traded Fund
Investments in Securities
Common Stocks	$1,661,920	$-	$-	$1,661,920
Corporate Bonds	-	1,981,435	-	1,981,435
United States Government & Agencies Obligations	-	10,328,281	-	10,328,281
Sovereign Bonds	-	235,939	-	235,939

Total Investments	$1,661,920	$12,545,655	$-	$14,207,575

db-X 2020 Exchange-Traded Fund
Investments in Securities
Common Stocks	$19,286,549	$-	$-	$19,286,549
Preferred Stocks	22,037	-	-	22,037
Corporate Bonds	-	3,531,740	-	3,531,740
United States Government & Agencies Obligations	-	12,745,146	-	12,745,146
Sovereign Bonds	-	658,221	-	658,221

Total Investments	$19,308,586	$16,935,107	$-	$36,243,693

db-X 2030 Exchange-Traded Fund
Investments in Securities
Common Stocks	$25,179,175	$-	$-	$25,179,175
Preferred Stocks	28,881	-	-	28,881
Corporate Bonds	-	4,320,022	-	4,320,022
United States Government & Agencies Obligations	-	2,596,890	-	2,596,890
Sovereign Bonds	-	697,795	-	697,795

Total Investments	$25,208,056	$7,614,707	$-	$32,822,763

db-X 2040 Exchange-Traded Fund
Investments in Securities
Common Stocks	$25,658,271	$-	$-	$25,658,271
Preferred Stocks	29,215	-	-	29,215
Corporate Bonds	-	1,212,594	-	1,212,594
United States Government & Agencies Obligations	-	574,137	-	574,137
Sovereign Bonds	-	135,729	-	135,729

Total Investments	$25,687,486	$1,922,460	$-	$27,609,946

db-X In-Target Exchange-Traded Fund
Investments in Securities
Common Stocks	$4,124,273	$-	$-	$4,124,273
Preferred Stocks	7,846	-	-	7,846
Corporate Bonds	-	1,791,958	-	1,791,958
United States Government & Agencies Obligations	-	9,513,566	-	9,513,566
Sovereign Bonds	-	32,175	-	32,175

Total Investments	$4,132,119	$11,337,699	$-	$15,469,818

Item 2.   Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	db-X Exchange-Traded Funds Inc.

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date:	October 27, 2011

By:	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date:	October 27, 2011